UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23410

FROST FAMILY OF FUNDS

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of Principal Executive Offices, Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-877-713-7678

Date of fiscal year end: July 31, 2026

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Frost Growth Equity Fund

Frost Family of Funds - Institutional Class Shares - FICEX

Annual Shareholder Report: July 31, 2026

This annual shareholder report contains important information about Institutional Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Institutional Class Shares	$66	0.64%

How did the Fund perform in the last year?

For fiscal year 2026, the Frost Growth Equity Fund Institutional Class was up 7.15%. The Fund underperformed its benchmark, the Russell 1000 Growth Benchmark Index (USD), by 63 basis points, and its large growth peer group by 410 basis points. Relative to our actively managed large growth peer group, the Fund ranked in the third quartile over the period. Sector allocation was a push with slight negatives from no energy holdings and a small overweight in consumer discretionary. Otherwise, stock selection drove the shortfall, with three stocks in particular dragging performance. Spotify Technology and Netflix, which had been strong outperformers in the past were down 20.2% and 38.2%, respectively. In healthcare, Boston Scientific was an underperformer. The medtech company had one of the best new product launches ever, only to be followed by a fast and jarring competitive rebound to level the playing field. We had been trimming and finally exited the name before fiscal year end, but the stock was down 45% while we owned it. On the upside, stock selection was positive 154 bps in information technology driven by 1) an overweight system-of-record and cybersecurity names in software, 2) our semiconductor book, including investments in AMD, ASML, Monolithic Power (MPWR) and a lack of ownership in Micron (MU) and 3) our favorable Apple (AAPL) weighting pre and post the mid-year Russell rebalance.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

Table Summary
	Frost Growth Equity Fund, Institutional Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Benchmark Index (USD) (TR)Footnote Reference*
Jul/16	$1,000,000	$1,000,000	$1,000,000
Jul/17	$1,205,374	$1,159,501	$1,180,516
Jul/18	$1,507,334	$1,347,213	$1,450,181
Jul/19	$1,663,264	$1,454,996	$1,607,140
Jul/20	$2,127,491	$1,630,098	$2,086,661
Jul/21	$2,804,669	$2,248,979	$2,852,002
Jul/22	$2,384,674	$2,094,477	$2,511,843
Jul/23	$2,750,554	$2,365,674	$2,946,621
Jul/24	$3,517,042	$2,874,341	$3,740,298
Jul/25	$4,251,861	$3,349,720	$4,632,488
Jul/26	$4,556,074	$3,984,099	$4,992,901
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Growth Equity Fund, Institutional Class Shares	7.15%	10.19%	16.37%
Russell 1000 Index (USD) (TR)Footnote Reference*	18.94%	12.12%	14.82%
Russell 1000 Growth Benchmark Index (USD) (TR)Footnote Reference*	7.78%	11.85%	17.45%

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$213,075,256	63	$1,133,991	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.3%
Real Estate	0.3%
Exchange-Traded Fund	0.5%
Consumer Staples	2.1%
Financials	6.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	10.3%
Communication Services	15.0%
Information Technology	50.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	13.5%
Apple	8.4%
Microsoft	7.1%
Broadcom	5.7%
Alphabet, Cl C	5.0%
Amazon.com	4.5%
Alphabet, Cl A	4.0%
Meta Platforms, Cl A	3.6%
Eli Lilly	3.6%
Visa, Cl A	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Growth Equity Fund / Institutional Class Shares - FICEX

Annual Shareholder Report: July 31, 2026

FICEX-AR-2026

Frost Growth Equity Fund

Frost Family of Funds - Investor Class Shares - FACEX

Annual Shareholder Report: July 31, 2026

This annual shareholder report contains important information about Investor Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Investor Class Shares	$92	0.89%

How did the Fund perform in the last year?

For fiscal year 2026, the Frost Growth Equity Fund Investor Class was up 6.85%. The Fund underperformed its benchmark, the Russell 1000 Growth Benchmark Index (USD), by 93 basis points, and its large growth peer group by 430 basis points. Relative to our actively managed large growth peer group, the Fund ranked in the third quartile over the period. Sector allocation was a push with slight negatives from no energy holdings and a small overweight in consumer discretionary. Otherwise, stock selection drove the shortfall, with three stocks in particular dragging performance. Spotify Technology and Netflix, which had been strong outperformers in the past were down 20.2% and 38.2%, respectively. In healthcare, Boston Scientific was an underperformer. The medtech company had one of the best new product launches ever, only to be followed by a fast and jarring competitive rebound to level the playing field. We had been trimming and finally exited the name before fiscal year end, but the stock was down 45% while we owned it. On the upside, stock selection in information technology was driven by 1) an overweight system-of-record and cybersecurity names in software, 2) our semiconductor book, including investments in AMD, ASML, Monolithic Power (MPWR) and a lack of ownership in Micron (MU) and 3) our favorable Apple (AAPL) weighting pre and post the mid-year Russell rebalance.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Frost Growth Equity Fund, Investor Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Benchmark Index (USD) (TR)Footnote Reference*
Jul/16	$10,000	$10,000	$10,000
Jul/17	$12,033	$11,595	$11,805
Jul/18	$15,007	$13,472	$14,502
Jul/19	$16,515	$14,550	$16,071
Jul/20	$21,075	$16,301	$20,867
Jul/21	$27,718	$22,490	$28,520
Jul/22	$23,494	$20,945	$25,118
Jul/23	$27,044	$23,657	$29,466
Jul/24	$34,496	$28,743	$37,403
Jul/25	$41,589	$33,497	$46,325
Jul/26	$44,438	$39,841	$49,929
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Growth Equity Fund, Investor Class Shares	6.85%	9.90%	16.08%
Russell 1000 Index (USD) (TR)Footnote Reference*	18.94%	12.12%	14.82%
Russell 1000 Growth Benchmark Index (USD) (TR)Footnote Reference*	7.78%	11.85%	17.45%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$213,075,256	63	$1,133,991	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.3%
Real Estate	0.3%
Exchange-Traded Fund	0.5%
Consumer Staples	2.1%
Financials	6.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	10.3%
Communication Services	15.0%
Information Technology	50.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	13.5%
Apple	8.4%
Microsoft	7.1%
Broadcom	5.7%
Alphabet, Cl C	5.0%
Amazon.com	4.5%
Alphabet, Cl A	4.0%
Meta Platforms, Cl A	3.6%
Eli Lilly	3.6%
Visa, Cl A	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Growth Equity Fund / Investor Class Shares - FACEX

Annual Shareholder Report: July 31, 2026

FACEX-AR-2026

Frost Total Return Bond Fund

Frost Family of Funds - Institutional Class Shares - FIJEX

Annual Shareholder Report: July 31, 2026

This annual shareholder report contains important information about Institutional Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Institutional Class Shares	$46	0.45%

How did the Fund perform in the last year?

The Bloomberg U.S. Aggregate Bond Index (AGG) returned 2.71% as of July 31, 2026. The Frost Total Return Bond Fund (Institutional Class Shares)

returned 3.04% for the same period after fees. The Fund outperformed its benchmark primarily from three sources during fiscal year 2026 – interest rate risk positioning, sector allocation positioning, and individual security selection. The Fund maintained its effective duration in a reasonably narrow range of 5.0 to 5.50. The Fund obtained approximately twenty percent of its outperformance from sector allocation positions. The Fund on average was overweight the securitized sectors and underweight the U.S. Treasury sector. The securitized sectors each outperformed, and the Treasury sector underperformed within the AGG index.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

Table Summary
	Frost Total Return Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jul/16	$1,000,000	$1,000,000
Jul/17	$1,036,271	$994,852
Jul/18	$1,052,898	$986,893
Jul/19	$1,107,525	$1,066,641
Jul/20	$1,114,142	$1,174,599
Jul/21	$1,190,469	$1,166,356
Jul/22	$1,151,142	$1,060,027
Jul/23	$1,174,713	$1,024,326
Jul/24	$1,307,907	$1,076,577
Jul/25	$1,350,306	$1,112,984
Jul/26	$1,391,304	$1,143,141
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund, Institutional Class Shares	3.04%	3.17%	3.36%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,156,586,387	329	$14,049,069	40%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Mortgage-Backed Securities	46.0%
U.S. Treasury Obligations	20.8%
Corporate Obligations:
Financials	6.4%
Industrials	2.8%
Energy	2.5%
Information Technology	1.8%
Consumer Discretionary	1.3%
Communication Services	1.2%
Utilities	0.5%
Materials	0.3%
Health Care	0.1%
Consumer Staples	0.1%
Asset-Backed Securities	5.0%
Collateralized Loan Obligations	2.0%
U.S. Government Agency Obligations	1.7%
Municipal Bonds	1.4%
Common Stock	1.4%
Sovereign Debt	1.3%
Commercial Paper	1.2%
Repurchase Agreement	0.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.6%
U.S. Treasury Bonds	4.125%	08/15/44	2.4%
U.S. Treasury Notes	4.375%	01/31/32	2.4%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
U.S. Treasury Bonds	4.750%	11/15/43	2.3%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.3%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.2%
GNMA	5.000%	10/20/54	2.0%
U.S. Treasury Bonds	4.875%	08/15/45	1.7%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Total Return Bond Fund / Institutional Class Shares - FIJEX

Annual Shareholder Report: July 31, 2026

FIJEX-AR-2026

Frost Total Return Bond Fund

Frost Family of Funds - Investor Class Shares - FATRX

Annual Shareholder Report: July 31, 2026

This annual shareholder report contains important information about Investor Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Investor Class Shares	$71	0.70%

How did the Fund perform in the last year?

The Bloomberg U.S. Aggregate Bond Index (AGG) returned 2.71% as of July 31, 2026. The Frost Total Return Bond Fund (Investor Class Shares) returned 2.67% for the same period after fees. The Fund maintained its effective duration in a reasonably narrow range of 5.0 to 5.50. The Fund obtained approximately twenty percent outperformance from sector allocation positions. The Fund on average was overweight the securitized sectors and underweight the U.S. Treasury sector. The securitized sectors each outperformed, and the Treasury sector underperformed within the AGG index.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Frost Total Return Bond Fund, Investor Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jul/16	$10,000	$10,000
Jul/17	$10,337	$9,949
Jul/18	$10,477	$9,869
Jul/19	$10,984	$10,666
Jul/20	$11,032	$11,746
Jul/21	$11,759	$11,664
Jul/22	$11,342	$10,600
Jul/23	$11,545	$10,243
Jul/24	$12,809	$10,766
Jul/25	$13,205	$11,130
Jul/26	$13,558	$11,431
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund, Investor Class Shares	2.67%	2.89%	3.09%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,156,586,387	329	$14,049,069	40%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Mortgage-Backed Securities	46.0%
U.S. Treasury Obligations	20.8%
Corporate Obligations:
Financials	6.4%
Industrials	2.8%
Energy	2.5%
Information Technology	1.8%
Consumer Discretionary	1.3%
Communication Services	1.2%
Utilities	0.5%
Materials	0.3%
Health Care	0.1%
Consumer Staples	0.1%
Asset-Backed Securities	5.0%
Collateralized Loan Obligations	2.0%
U.S. Government Agency Obligations	1.7%
Municipal Bonds	1.4%
Common Stock	1.4%
Sovereign Debt	1.3%
Commercial Paper	1.2%
Repurchase Agreement	0.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.6%
U.S. Treasury Bonds	4.125%	08/15/44	2.4%
U.S. Treasury Notes	4.375%	01/31/32	2.4%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
U.S. Treasury Bonds	4.750%	11/15/43	2.3%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.3%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.2%
GNMA	5.000%	10/20/54	2.0%
U.S. Treasury Bonds	4.875%	08/15/45	1.7%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Total Return Bond Fund / Investor Class Shares - FATRX

Annual Shareholder Report: July 31, 2026

FATRX-AR-2026

Frost Total Return Bond Fund

Frost Family of Funds - A Class Shares - FAJEX

Annual Shareholder Report: July 31, 2026

This annual shareholder report contains important information about A Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, A Class Shares	$81	0.80%

How did the Fund perform in the last year?

The Bloomberg U.S. Aggregate Bond Index (AGG) returned 2.71% as of July 31, 2026. The Frost Total Return Bond Fund (A Class Shares) returned 2.57% for the same period after fees.  The Fund maintained its effective duration in a reasonably narrow range of 5.0 to 5.50.  The Fund obtained approximately twenty percent of its outperformance from sector allocation positions.  The Fund on average was overweight the securitized sectors and underweight the U.S. Treasury sector. The securitized sectors each outperformed, and the Treasury sector underperformed within the AGG index.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	A Class Shares, With LoadFootnote Reference*	A Class Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†
Jul/16	$9,750	$10,000	$10,000
Jul/17	$10,062	$10,320	$9,949
Jul/18	$10,189	$10,450	$9,869
Jul/19	$10,666	$10,940	$10,666
Jul/20	$10,703	$10,977	$11,746
Jul/21	$11,420	$11,713	$11,664
Jul/22	$11,005	$11,288	$10,600
Jul/23	$11,192	$11,479	$10,243
Jul/24	$12,418	$12,736	$10,766
Jul/25	$12,778	$13,106	$11,130
Jul/26	$13,107	$13,443	$11,431
Footnote	Description
Footnote*	Reflects Sales charge of 2.50%
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund
A Class Shares, With LoadFootnote Reference*	-0.01%	2.27%	2.74%
A Class Shares, Without Load	2.57%	2.79%	3.00%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	2.71%	-0.40%	1.35%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,156,586,387	329	$14,049,069	40%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Mortgage-Backed Securities	46.0%
U.S. Treasury Obligations	20.8%
Corporate Obligations:
Financials	6.4%
Industrials	2.8%
Energy	2.5%
Information Technology	1.8%
Consumer Discretionary	1.3%
Communication Services	1.2%
Utilities	0.5%
Materials	0.3%
Health Care	0.1%
Consumer Staples	0.1%
Asset-Backed Securities	5.0%
Collateralized Loan Obligations	2.0%
U.S. Government Agency Obligations	1.7%
Municipal Bonds	1.4%
Common Stock	1.4%
Sovereign Debt	1.3%
Commercial Paper	1.2%
Repurchase Agreement	0.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.6%
U.S. Treasury Bonds	4.125%	08/15/44	2.4%
U.S. Treasury Notes	4.375%	01/31/32	2.4%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
U.S. Treasury Bonds	4.750%	11/15/43	2.3%
GNMA, Ser 212, Cl AE	4.500%	01/16/68	2.3%
GNMA, Ser 182, Cl AC	4.750%	12/16/66	2.2%
GNMA	5.000%	10/20/54	2.0%
U.S. Treasury Bonds	4.875%	08/15/45	1.7%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Total Return Bond Fund / A Class Shares - FAJEX

Annual Shareholder Report: July 31, 2026

FAJEX-AR-2026

Frost Credit Fund

Frost Family of Funds - Institutional Class Shares - FCFIX

Annual Shareholder Report: July 31, 2026

This annual shareholder report contains important information about Institutional Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Institutional Class Shares	$66	0.65%

How did the Fund perform in the last year?

The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 3.90% as of July 31, 2026. The Frost Credit Fund (the Institutional Class Shares) returned 3.34% after fees over the same period. The Fund’s effective duration during fiscal year 2026 was maintained in a relatively wide range for the strategy of 2.10% to 2.75%. The Fund’s position was 2.10 at the end of fiscal year 2026. The Fund saw no meaningful performance difference relative to its benchmark due to interest rate and duration profile. The Fund saw positive outperformance from sector allocations. The Fund was overweight the Asset-backed security (ABS) sector and underweight the U.S. Treasury sector. The ABS sector outperformed both the benchmark and U.S. Treasury’s were the worst performing sector over the same period. Broadly the Fund did not see any meaningful performance outperformance or underperformance due to either its sector or credit risk allocations.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

Table Summary
	Frost Credit Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Jul/16	$1,000,000	$1,000,000	$1,000,000
Jul/17	$1,090,794	$994,852	$1,060,096
Jul/18	$1,133,982	$986,893	$1,070,351
Jul/19	$1,189,294	$1,066,641	$1,161,881
Jul/20	$1,210,543	$1,174,599	$1,254,994
Jul/21	$1,345,113	$1,166,356	$1,328,293
Jul/22	$1,263,703	$1,060,027	$1,194,589
Jul/23	$1,330,791	$1,024,326	$1,213,173
Jul/24	$1,481,158	$1,076,577	$1,319,808
Jul/25	$1,564,059	$1,112,984	$1,406,207
Jul/26	$1,616,225	$1,143,141	$1,461,014
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund, Institutional Class Shares	3.34%	3.74%	4.92%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	3.90%	1.92%	3.86%

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$481,247,381	177	$2,530,996	33%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Corporate Obligations:
Energy	11.7%
Communication Services	7.5%
Industrials	7.5%
Information Technology	6.7%
Financials	5.9%
Consumer Discretionary	4.5%
Utilities	4.0%
Consumer Staples	1.9%
Health Care	1.3%
Materials	1.1%
Real Estate	1.1%
Asset-Backed Securities	17.5%
Collateralized Loan Obligations	17.3%
Mortgage-Backed Securities	7.8%
Municipal Bond	1.1%
Preferred Stock	0.9%
Commercial Paper	0.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.929%	04/20/38	2.1%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.625%	10/24/38	2.1%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.503%	07/15/38	1.6%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.653%	04/15/36	1.6%
Phoenix Aviation Capital	9.250%	07/15/30	1.5%
Kyndryl Holdings	4.100%	10/15/41	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.5%
Boeing	5.930%	05/01/60	1.4%
Amazon.com	6.050%	03/13/76	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Credit Fund / Institutional Class Shares - FCFIX

Annual Shareholder Report: July 31, 2026

FCFIX-AR-2026

Frost Credit Fund

Frost Family of Funds - Investor Class Shares - FCFAX

Annual Shareholder Report: July 31, 2026

This annual shareholder report contains important information about Investor Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Investor Class Shares	$91	0.90%

How did the Fund perform in the last year?

The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 3.90% as of July 31, 2026. The Frost Credit Fund (the Investor Class Shares) returned 3.08% after fees over the same period. The Fund’s effective duration during fiscal 2026 was maintained in a relatively wide range for the strategy of 2.10% to 2.75%. The Fund’s position was 2.10 at the end of fiscal year 2026. The Fund saw no meaningful performance difference relative to its benchmark due to interest rate and duration profile. The Fund saw positive outperformance from sector allocations. The Fund was overweight the Asset-backed security (ABS) sector and underweight the U.S. Treasury sector. The ABS sector outperformed both the benchmark and U.S. Treasury’s were the worst performing sector over the same period. Broadly the Fund did not see any meaningful performance outperformance or underperformance due to either its sector or credit risk allocations.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Frost Credit Fund, Investor Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Jul/16	$10,000	$10,000	$10,000
Jul/17	$10,882	$9,949	$10,601
Jul/18	$11,285	$9,869	$10,704
Jul/19	$11,807	$10,666	$11,619
Jul/20	$11,988	$11,746	$12,550
Jul/21	$13,275	$11,664	$13,283
Jul/22	$12,453	$10,600	$11,946
Jul/23	$13,069	$10,243	$12,132
Jul/24	$14,513	$10,766	$13,198
Jul/25	$15,290	$11,130	$14,062
Jul/26	$15,762	$11,431	$14,610
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund, Investor Class Shares	3.08%	3.49%	4.66%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	3.90%	1.92%	3.86%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$481,247,381	177	$2,530,996	33%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Corporate Obligations:
Energy	11.7%
Communication Services	7.5%
Industrials	7.5%
Information Technology	6.7%
Financials	5.9%
Consumer Discretionary	4.5%
Utilities	4.0%
Consumer Staples	1.9%
Health Care	1.3%
Materials	1.1%
Real Estate	1.1%
Asset-Backed Securities	17.5%
Collateralized Loan Obligations	17.3%
Mortgage-Backed Securities	7.8%
Municipal Bond	1.1%
Preferred Stock	0.9%
Commercial Paper	0.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.929%	04/20/38	2.1%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.625%	10/24/38	2.1%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.503%	07/15/38	1.6%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.653%	04/15/36	1.6%
Phoenix Aviation Capital	9.250%	07/15/30	1.5%
Kyndryl Holdings	4.100%	10/15/41	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.5%
Boeing	5.930%	05/01/60	1.4%
Amazon.com	6.050%	03/13/76	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Credit Fund / Investor Class Shares - FCFAX

Annual Shareholder Report: July 31, 2026

FCFAX-AR-2026

Frost Credit Fund

Frost Family of Funds - A Class Shares - FCFBX

Annual Shareholder Report: July 31, 2026

This annual shareholder report contains important information about A Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, A Class Shares	$92	0.91%

How did the Fund perform in the last year?

The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 3.90% as of July 31, 2026. The Frost Credit Fund (the A Class Shares) returned 3.08% after fees over the same period. The Fund’s effective duration during fiscal 2026 was maintained in a relatively wide range for the strategy of 2.10% to 2.75%. The Fund’s position was 2.10 at the end of fiscal year 2026. The Fund saw no meaningful performance difference relative to its benchmark due to interest rate and duration profile. The Fund saw positive outperformance from sector allocations. The Fund was overweight the Asset-backed security (ABS) sector and underweight the U.S. Treasury sector. The ABS sector outperformed both the benchmark and U.S. Treasury’s were the worst performing sector over the same period. Broadly the Fund did not see any meaningful performance outperformance or underperformance due to either its sector or credit risk allocations.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	A Class Shares, With LoadFootnote Reference*	A Class Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Jul/16	$9,750	$10,000	$10,000	$10,000
Jul/17	$10,596	$10,867	$9,949	$10,601
Jul/18	$10,963	$11,244	$9,869	$10,704
Jul/19	$11,467	$11,761	$10,666	$11,619
Jul/20	$11,632	$11,930	$11,746	$12,550
Jul/21	$12,896	$13,227	$11,664	$13,283
Jul/22	$12,084	$12,394	$10,600	$11,946
Jul/23	$12,695	$13,021	$10,243	$12,132
Jul/24	$14,084	$14,445	$10,766	$13,198
Jul/25	$14,837	$15,218	$11,130	$14,062
Jul/26	$15,294	$15,686	$11,431	$14,610
Footnote	Description
Footnote*	Reflects Sales charge of 2.50%
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund
A Class Shares, With LoadFootnote Reference*	0.50%	2.95%	4.34%
A Class Shares, Without Load	3.08%	3.47%	4.61%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	2.71%	-0.40%	1.35%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	3.90%	1.92%	3.86%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$481,247,381	177	$2,530,996	33%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Corporate Obligations:
Energy	11.7%
Communication Services	7.5%
Industrials	7.5%
Information Technology	6.7%
Financials	5.9%
Consumer Discretionary	4.5%
Utilities	4.0%
Consumer Staples	1.9%
Health Care	1.3%
Materials	1.1%
Real Estate	1.1%
Asset-Backed Securities	17.5%
Collateralized Loan Obligations	17.3%
Mortgage-Backed Securities	7.8%
Municipal Bond	1.1%
Preferred Stock	0.9%
Commercial Paper	0.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	4.929%	04/20/38	2.1%
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	5.625%	10/24/38	2.1%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	5.503%	07/15/38	1.6%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	5.653%	04/15/36	1.6%
Phoenix Aviation Capital	9.250%	07/15/30	1.5%
Kyndryl Holdings	4.100%	10/15/41	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.5%
Boeing	5.930%	05/01/60	1.4%
Amazon.com	6.050%	03/13/76	1.3%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Credit Fund / A Class Shares - FCFBX

Annual Shareholder Report: July 31, 2026

FCFBX-AR-2026

Frost Low Duration Bond Fund

Frost Family of Funds - Institutional Class Shares - FILDX

Annual Shareholder Report: July 31, 2026

This annual shareholder report contains important information about Institutional Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Institutional Class Shares	$47	0.46%

How did the Fund perform in the last year?

The Bloomberg U.S. Government Credit One-to-Five-Year Bond Index returned 3.02% as of July 31, 2026.  The Frost Low Duration Bond Fund (Institutional Class Shares) returned 3.11% after fees over the same period. The Fund maintained an underweight to interest rate risk throughout fiscal year 2026, even though it did increase this position as yields increased throughout the period in the U.S.  The Fund lost approximately 25 basis points during the period as it was underweight high-yield and other lower credit quality sectors, overweight investment grade sectors and broadly high yield meaningfully outperformed investment grade. The Fund obtained slight outperformance due to sector allocations; primarily in the securitized space.  The Fund had small outperformance from individual security selection primarily in the Corporate sector.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

Table Summary
	Frost Low Duration Bond Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Jul/16	$1,000,000	$1,000,000	$1,000,000
Jul/17	$1,014,813	$994,852	$1,003,779
Jul/18	$1,022,900	$986,893	$998,346
Jul/19	$1,058,913	$1,066,641	$1,050,486
Jul/20	$1,099,809	$1,174,599	$1,112,530
Jul/21	$1,119,791	$1,166,356	$1,117,265
Jul/22	$1,069,471	$1,060,027	$1,065,380
Jul/23	$1,080,662	$1,024,326	$1,061,331
Jul/24	$1,155,627	$1,076,577	$1,123,192
Jul/25	$1,212,286	$1,112,984	$1,176,386
Jul/26	$1,249,938	$1,143,141	$1,211,870
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Low Duration Bond Fund, Institutional Class Shares	3.11%	2.22%	2.26%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	3.02%	1.64%	1.94%

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,114,250	59	$720,059	44%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
U.S. Treasury Obligations	32.7%
Corporate Obligations:
Financials	10.5%
Communication Services	7.0%
Energy	4.8%
Information Technology	4.3%
Industrials	3.6%
Real Estate	0.9%
Asset-Backed Securities	15.2%
U.S. Government Agency Obligations	7.4%
Repurchase Agreement	4.4%
Municipal Bond	3.6%
Commercial Paper	3.2%
Mortgage-Backed Securities	1.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	19.6%
U.S. Treasury Notes	4.000%	01/31/29	13.1%
Oracle, SOFRINDX + 1.110%	4.737%	02/04/29	4.4%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD	5.178%	04/01/30	3.6%
WF Card Issuance Trust, Ser 2026-A1, Cl A	4.080%	04/15/31	3.5%
WMG Acquisition	3.750%	12/01/29	2.7%
Hercules Capital	6.300%	07/24/31	2.6%
Western Midstream Operating	7.250%	04/01/30	2.6%
News	3.875%	05/15/29	2.5%
MasTec	6.625%	08/15/29	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Low Duration Bond Fund / Institutional Class Shares - FILDX

Annual Shareholder Report: July 31, 2026

FILDX-AR-2026

Frost Low Duration Bond Fund

Frost Family of Funds - Investor Class Shares - FADLX

Annual Shareholder Report: July 31, 2026

This annual shareholder report contains important information about Investor Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Investor Class Shares	$71	0.70%

How did the Fund perform in the last year?

The Bloomberg U.S. Government Credit One-to-Five-Year Bond Index returned 3.02% as of July 31, 2026. The Frost Low Duration Bond Fund (Investor Class Shares) returned 2.84% after fees over the same period. The Fund maintained an underweight to interest rate risk throughout fiscal year 2026, even though it did increase this position as yields increased throughout the period in the U.S.  The Fund lost approximately 25 basis points during the period as it was underweight high-yield and other lower credit quality sectors, overweight investment grade sectors and broadly high yield meaningfully outperformed investment grade.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Frost Low Duration Bond Fund, Investor Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Jul/16	$10,000	$10,000	$10,000
Jul/17	$10,124	$9,949	$10,038
Jul/18	$10,179	$9,869	$9,983
Jul/19	$10,511	$10,666	$10,505
Jul/20	$10,900	$11,746	$11,125
Jul/21	$11,070	$11,664	$11,173
Jul/22	$10,536	$10,600	$10,654
Jul/23	$10,631	$10,243	$10,613
Jul/24	$11,336	$10,766	$11,232
Jul/25	$11,862	$11,130	$11,764
Jul/26	$12,199	$11,431	$12,119
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Frost Low Duration Bond Fund, Investor Class Shares	2.84%	1.96%	2.01%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	-0.40%	1.35%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	3.02%	1.64%	1.94%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance. Call 1-877-71-FROST or visit https://frostinv.com/ for current month-end performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,114,250	59	$720,059	44%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
U.S. Treasury Obligations	32.7%
Corporate Obligations:
Financials	10.5%
Communication Services	7.0%
Energy	4.8%
Information Technology	4.3%
Industrials	3.6%
Real Estate	0.9%
Asset-Backed Securities	15.2%
U.S. Government Agency Obligations	7.4%
Repurchase Agreement	4.4%
Municipal Bond	3.6%
Commercial Paper	3.2%
Mortgage-Backed Securities	1.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	19.6%
U.S. Treasury Notes	4.000%	01/31/29	13.1%
Oracle, SOFRINDX + 1.110%	4.737%	02/04/29	4.4%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD	5.178%	04/01/30	3.6%
WF Card Issuance Trust, Ser 2026-A1, Cl A	4.080%	04/15/31	3.5%
WMG Acquisition	3.750%	12/01/29	2.7%
Hercules Capital	6.300%	07/24/31	2.6%
Western Midstream Operating	7.250%	04/01/30	2.6%
News	3.875%	05/15/29	2.5%
MasTec	6.625%	08/15/29	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-71-FROST

  https://frostinv.com/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-71-FROST to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Frost Family of Funds

Frost Low Duration Bond Fund / Investor Class Shares - FADLX

Annual Shareholder Report: July 31, 2026

FADLX-AR-2026

(b)       Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial expert is Robert Mulhall, and Mr. Muhall is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Frost Family of Funds (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE July 31, 2026			FYE July 31, 2025
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$225,900	None	None	$217,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

 2

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed by E&Y applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	FYE July 31, 2026	FYE July 31, 2025
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)         Not applicable.

 3

(g)        The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended July 31st were $19,000 and $18,000 for 2026 and 2025, respectively.

(h)        During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)         Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)         Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)        The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)        Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

Frost Family of Funds

Annual Financials and Other Information

July 31, 2026

FROST GROWTH EQUITY FUND	FROST CREDIT FUND

(Institutional Class Shares: FICEX)	(Institutional Class Shares: FCFIX)

(Investor Class Shares: FACEX)	(Investor Class Shares: FCFAX)

(A Class Shares: FCFBX)

FROST TOTAL RETURN BOND FUND	FROST LOW DURATION BOND FUND

(Institutional Class Shares: FIJEX)	(Institutional Class Shares: FILDX)

(Investor Class Shares: FATRX)	(Investor Class Shares: FADLX)

(A Class Shares: FAJEX)

Investment Advisor:

Frost Investment Advisors, LLC

Table of Contents July 31, 2026

Financial Statements (Form N-CSR Item 7)

Schedules of Investments	1
Glossary	20
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	41
Notice to Shareholders	42
Other Information (Form N-CSR Items 8-11) (Unaudited)	43

Frost Growth Equity Fund July 31, 2026

Description	Shares	Value
COMMON STOCK§ — 99.5%
Communication Services — 15.0%
Alphabet, Cl C	30,092	$10,732,312
Alphabet, Cl A	24,075	8,573,830
Meta Platforms, Cl A	13,769	7,665,340
Netflix *	27,675	1,984,574
Reddit, Cl A *	3,364	473,214
Space Exploration Technologies, Cl A *	11,223	1,216,236
Spotify Technology *	2,599	1,299,344
		31,944,850
Consumer Discretionary — 10.3%
Amazon.com *	35,362	9,603,612
Booking Holdings	5,826	1,123,836
Chipotle Mexican Grill, Cl A *	14,396	535,819
Dutch Bros, Cl A *	21,420	1,410,079
Home Depot	3,424	1,136,631
O'Reilly Automotive *	29,006	2,591,686
Royal Caribbean Cruises	4,594	1,462,270
Tesla *	8,405	2,615,720
TJX	9,648	1,518,016
		21,997,669
Consumer Staples — 2.1%
Coca-Cola	14,695	1,287,135
Costco Wholesale	2,526	2,404,474
Monster Beverage *	7,433	716,393
		4,408,002
Financials — 6.6%
Arthur J Gallagher	3,749	935,075
Mastercard, Cl A	8,610	4,934,391
Moody's	4,891	2,339,757
Visa, Cl A	15,676	5,739,454
		13,948,677
Health Care — 7.5%
AbbVie	3,690	925,969
Danaher	3,318	646,944
Eli Lilly	6,664	7,655,870
Insmed *	6,292	620,391
Intuitive Surgical *	7,881	2,784,594
Medline, Cl A *	28,568	1,122,151
UnitedHealth Group	2,986	1,237,398
Vertex Pharmaceuticals *	2,175	1,037,692
		16,031,009
Industrials — 6.7%
Boeing *	8,693	1,878,905
Eaton	3,300	1,370,160
GE Vernova	2,838	2,810,443
General Electric	13,405	4,826,738
Trane Technologies	3,261	1,483,592
TransDigm Group	1,108	1,389,853
Uber Technologies *	7,020	493,927
		14,253,618
Information Technology — 50.7%
Advanced Micro Devices *	8,789	4,184,882
Amphenol, Cl A	9,437	1,516,526
Apple	57,633	17,803,410
Arista Networks *	13,520	2,438,332
ASML Holding, Cl G	1,434	2,335,986
Description	Shares	Value
Broadcom	31,259	$12,168,503
Datadog, Cl A *	7,425	1,989,677
KLA	11,640	2,128,025
Lam Research	6,700	1,963,234
Lumentum Holdings *	1,215	867,437
Microsoft	32,594	15,147,084
Monolithic Power Systems	1,770	2,524,073
NVIDIA	143,429	28,793,372
Oracle	6,428	834,804
Palantir Technologies, Cl A *	6,567	808,135
Palo Alto Networks *	8,770	2,910,149
Seagate Technology Holdings	3,328	2,849,201
ServiceNow *	12,971	1,442,764
Snowflake, Cl A *	7,313	2,144,757
Synopsys *	1,206	468,845
Taiwan Semiconductor Manufacturing ADR	3,984	1,610,532
Texas Instruments	4,165	1,148,457
		108,078,185
Materials — 0.3%
Sherwin-Williams	1,969	671,134

Real Estate — 0.3%
American Tower ‡	4,053	702,628

Total Common Stock
(Cost $79,468,651)		212,035,772

EXCHANGE-TRADED FUND — 0.5%
Domestic Equity — 0.5%
iShares Russell 1000 Growth ETF	8,957	1,059,792

Total Exchange-Traded Fund
(Cost $1,057,700)		1,059,792

Total Investments — 100.0%
(Cost $80,526,351)		$213,095,564

Percentages are based on Net Assets of $213,075,256.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust

As of July 31, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2026

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 46.0%
Agency Mortgage-Backed Obligation — 33.8%
FHLMC
6.000%, 08/01/53 to 09/01/53	$30,995,640	$31,599,185
5.500%, 08/01/54 to 11/01/54	133,588,377	132,808,654
5.000%, 06/01/54	27,161,932	26,319,162
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
6.012%, 11/25/52 (A)(B)	29,867,405	25,231,864
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,272,112	4,067,312
FHLMC, Ser 2024-5406, Cl PO, PO
0.000%, 03/25/52 (C)(D)	59,853,473	40,903,091
FHLMC, Ser 2024-5417, Cl JA
5.500%, 08/25/44	58,926,987	59,425,032
FHLMC, Ser 2024-5425, Cl A
5.500%, 09/25/44	53,023,816	53,475,505
FHLMC, Ser 2024-5429, Cl DV
6.000%, 04/25/35	11,944,950	12,086,916
FHLMC, Ser 2024-5491, Cl C
5.500%, 11/25/50	28,252,024	28,200,907
FNMA
6.500%, 11/01/53	17,213,211	17,860,110
6.000%, 09/01/53	11,785,433	11,812,771
5.500%, 05/01/44 to 01/01/54	16,875,045	16,825,772
5.000%, 11/01/39 to 07/01/53	22,943,070	22,522,700
2.710%, 09/01/29	8,000,000	7,580,576
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	3,436,512	3,307,091
FNMA, Ser 2024-25, Cl A
6.000%, 03/25/44	8,906,146	9,086,452
FNMA, Ser 2024-25, Cl AD
5.000%, 03/25/44	11,132,682	11,064,419
GNMA
6.500%, 01/20/54	1,206,844	1,238,945
6.000%, 10/20/54	1,734,436	1,736,765
5.000%, 10/20/54 to 02/20/55	104,938,172	101,574,585
GNMA, Ser 107, Cl B
4.750%, 03/16/53	35,000,000	33,645,976
GNMA, Ser 130, Cl AG
4.500%, 04/16/59	49,331,096	47,008,001
GNMA, Ser 142, Cl AD
5.000%, 05/16/67 (A)	9,923,416	9,618,647
GNMA, Ser 145, Cl AC
4.750%, 11/16/66	49,630,036	47,936,927
GNMA, Ser 167, Cl A
4.500%, 04/01/60 (A)	24,753,199	23,686,121
GNMA, Ser 176, Cl AH
4.750%, 05/16/65 (A)	30,893,814	29,457,026
GNMA, Ser 182, Cl AC
4.750%, 12/16/66	94,693,509	91,657,730
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	11,626,375	2,226,306
Description	Face Amount	Value
GNMA, Ser 202, Cl AN
4.500%, 09/16/67 (A)	$24,868,931	$23,404,690
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	15,571,279	2,036,513
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	20,532,809	2,353,703
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (C)(D)	20,280,355	14,114,190
GNMA, Ser 2022-201, Cl PO, PO
0.000%, 11/20/52 (C)(D)	12,026,457	8,642,659
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	2,423,881	2,422,775
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (C)(D)	19,321,685	15,680,351
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	9,888,240	9,982,488
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	10,040,556
GNMA, Ser 2023-196, Cl QA
5.000%, 05/20/53	9,833,412	9,708,907
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	915,653	915,319
GNMA, Ser 2024-1, Cl TA
5.500%, 08/20/48	1,259,532	1,260,823
GNMA, Ser 2024-151, Cl DA
4.500%, 08/20/52	7,853,532	7,704,821
GNMA, Ser 2024-151, Cl JA
4.500%, 10/20/53	12,798,236	12,629,610
GNMA, Ser 2024-19, Cl H
5.500%, 12/20/51	1,117,525	1,122,263
GNMA, Ser 2025-105, Cl DF
5.021%, SOFR30A + 1.400%, 06/20/55 (A)	9,345,270	9,472,567
GNMA, Ser 2025-148, Cl PT
4.500%, 12/16/64	44,582,296	42,126,988
GNMA, Ser 2025-177, Cl CM
5.500%, 10/20/55	3,880,647	3,875,120
GNMA, Ser 2025-28, Cl FW
4.471%, SOFR30A + 0.850%, 04/20/54 (A)	16,382,042	16,428,607
GNMA, Ser 2025-71, Cl HT
5.000%, 04/20/55	45,764,959	44,745,439
GNMA, Ser 212, Cl AE
4.500%, 01/16/68	99,417,279	94,063,748
GNMA, Ser 29, Cl AH
4.500%, 10/16/60	32,735,775	31,262,134
GNMA, Ser 39, Cl AJ
4.500%, 12/16/65	42,834,105	41,017,557
GNMA, Ser 57, Cl PT
4.500%, 03/16/66 (A)	49,810,810	47,088,281
GNMA, Ser 70, Cl PT
4.500%, 03/16/66 (A)	49,873,135	47,071,371
		1,403,136,028
Commercial Mortgage-Backed Obligation — 7.4%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
6.796%, TSFR1M + 3.127%, 09/15/34 (A)(B)	12,500,000	12,332,991

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2026

Description	Face Amount	Value
Angel Oak Mortgage Trust, Ser 2026-4, Cl A1
5.747%, 06/25/71 (A)(B)	$5,000,000	$5,011,676
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	30,389	30,196
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (B)	8,000,000	4,321,577
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (B)	13,000,000	9,049,933
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (B)	10,000,000	8,693,181
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/44 (A)(B)	8,000,000	7,476,088
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
3.659%, 06/10/48 (A)	5,000,000	835,305
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.279%, 02/10/48 (A)(B)	9,000,000	5,850,000
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (B)(E)	1,039,637	1,006,625
GNMA, Ser 130, Cl A
4.500%, 01/16/57	37,000,000	35,697,534
GNMA, Ser 94, Cl AG
4.650%, 11/16/68 (A)	49,932,674	47,455,349
GS Mortgage-Backed Securities Trust 2026-PJ8, Ser 2026-PJ8, Cl A1
5.500%, 11/25/56 (A)(B)	9,824,786	9,644,688
GS Mortgage-Backed Securities Trust, Ser 2024-PJ3, Cl B2
5.622%, 08/25/54 (A)(B)	4,763,962	4,496,461
GS Mortgage-Backed Securities Trust, Ser 2024-PJ5, Cl A4
6.500%, 09/25/54 (A)(B)	8,353,406	8,496,567
GS Mortgage-Backed Securities Trust, Ser 2024-RPL2, Cl A2
4.118%, 07/25/61 (A)(B)	15,000,000	14,223,009
GS Mortgage-Backed Securities Trust, Ser 2025-NQM2, Cl A2
5.800%, 06/25/65 (B)(E)	3,384,654	3,384,450
GS Mortgage-Backed Securities Trust, Ser 2025-PJ11, Cl A5
5.000%, 05/25/56 (A)(B)	7,835,777	7,715,956
GS Mortgage-Backed Securities Trust, Ser 2025-PJ2, Cl A1
6.000%, 07/25/55 (A)(B)	19,823,482	19,829,687
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/55 (A)(B)	4,948,550	4,930,380
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/55 (A)(B)	6,730,394	6,701,505
Description	Face Amount	Value
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A3
5.000%, 02/25/56 (A)(B)	$6,619,595	$6,349,125
GS Mortgage-Backed Securities Trust, Ser 2026-PJ1, Cl A2
5.000%, 06/25/56 (A)(B)	6,834,544	6,572,377
GS Mortgage-Backed Securities Trust, Ser 2026-PJ6, Cl A1
5.500%, 09/25/56 (A)(B)	12,717,214	12,483,459
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(B)	2,500,000	2,353,061
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.299%, 06/15/49 (A)	4,328,000	2,694,223
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.363%, 02/15/51 (A)	48,195	48,062
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(F)(G)	1,000,000	—
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.424%, 05/15/49 (A)	2,413,000	2,253,893
OBX 2026-AHC3 Trust, Ser 2026-AHC3, Cl A5
5.500%, 07/25/56 (A)(B)	7,000,000	6,997,715
RCO IX Mortgage, Ser 2026-2, Cl M1
9.077%, 05/25/31 (B)(E)	9,567,000	9,509,348
Sequoia Mortgage Trust 2026-6, Ser 2026-6, Cl A1
5.500%, 06/25/56 (A)(B)	8,835,942	8,702,245
Sequoia Mortgage Trust 2026-7, Ser 2026-7, Cl A1
5.500%, 06/25/56 (A)(B)	5,899,880	5,791,729
Sequoia Mortgage Trust, Ser 2026-5, Cl A1
5.500%, 05/25/56 (A)(B)	19,299,201	18,993,675
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	19,651	19,258
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (A)(B)	5,000,000	4,876,705
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	2,920,309	2,860,209
		307,688,242
Non-Agency Residential Mortgage-Backed Obligation — 4.8%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	6,171,616	6,060,961

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2026

Description	Face Amount	Value
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (B)	$3,903,182	$3,857,585
Brean Asset Backed Securities Trust, Ser 2025-RM11, Cl A2
4.750%, 05/25/65 (A)(B)	8,000,000	7,651,130
Brean Asset Backed Securities Trust, Ser 2025-RM12, Cl A2
4.500%, 07/25/65 (B)	5,010,860	4,738,354
Brean Asset Backed Securities Trust, Ser 2026-RM14, Cl A2
4.250%, 01/25/66 (B)	3,000,000	2,787,063
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (A)(F)(G)	1,000,000	—
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (B)	3,030,819	3,035,001
Chase Home Lending Mortgage Trust, Ser 2025-2, Cl A5
6.000%, 12/25/55 (A)(B)	15,000,000	14,661,028
Chase Home Lending Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 02/25/56 (A)(B)	6,215,631	6,117,542
Chase Home Lending Mortgage Trust, Ser 2025-5, Cl A4A
5.500%, 04/25/56 (A)(B)	4,247,015	4,226,215
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	637,572	585,032
FIVE Mortgage Trust, Ser V1, Cl E
6.347%, 02/10/56 (A)(B)	2,772,000	2,557,754
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(B)	57,531	53,108
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(B)	681,455	617,854
JP Morgan Mortgage Trust Series, Ser 2024-3, Cl A3
3.000%, 05/25/54 (A)(B)	8,055,936	6,787,755
JP Morgan Mortgage Trust Series, Ser 2025-CES1, Cl M1
6.267%, 05/25/55 (A)(B)	2,339,000	2,346,213
JP Morgan Mortgage Trust, Ser 2024-2, Cl A3
6.000%, 08/25/54 (A)(B)	2,044,615	2,047,810
JP Morgan Mortgage Trust, Ser 2024-2, Cl B2
7.213%, 08/25/54 (A)(B)	9,957,051	10,439,492
JP Morgan Mortgage Trust, Ser 2024-7, Cl A4
3.000%, 04/25/53 (A)(B)	9,684,313	8,557,284
JP Morgan Mortgage Trust, Ser 2024-9, Cl A4
5.500%, 02/25/55 (A)(B)	809,537	807,838
JP Morgan Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 02/25/55 (A)(B)	10,700,000	10,508,404
Description	Face Amount	Value
JP Morgan Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 06/25/55 (A)(B)	$11,189,331	$11,169,894
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (A)(B)	4,000,000	3,629,380
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(B)	2,501,894	2,501,287
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A2
5.941%, 11/25/69 (B)(E)	2,940,619	2,945,330
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (B)(E)	4,339,066	4,186,339
PRET Trust, Ser 2025-RPL3, Cl M2
4.150%, 04/25/65 (B)(E)	5,838,200	5,349,753
Rate Mortgage Trust, Ser 2025-J1, Cl A1
6.000%, 03/25/55 (A)(B)	13,851,860	13,856,196
RCKT Mortgage Trust, Ser 2025-1, Cl A1
6.000%, 03/25/55 (A)(B)	2,460,286	2,461,056
Sequoia Mortgage Trust, Ser 2024-5, Cl A1
6.500%, 06/25/54 (A)(B)	3,145,040	3,198,940
Sequoia Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 10/25/54 (A)(B)	2,378,940	2,375,513
Sequoia Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 01/25/55 (A)(B)	6,481,553	6,491,116
Sequoia Mortgage Trust, Ser 2025-12, Cl A4
5.500%, 12/25/55 (A)(B)	3,914,780	3,902,391
Sequoia Mortgage Trust, Ser 2025-2, Cl A4
6.000%, 03/25/55 (A)(B)	9,292,973	9,300,510
Sequoia Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 04/25/55 (A)(B)	8,441,454	8,286,714
Sequoia Mortgage Trust, Ser 2025-6, Cl A2
5.500%, 07/25/55 (A)(B)	3,922,627	3,848,564
Sequoia Mortgage Trust, Ser 2025-9, Cl A2
5.000%, 10/25/55 (A)(B)	7,256,587	6,960,090
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (B)(E)	5,000,000	5,010,074
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (B)(E)	7,000,000	7,007,004
		200,923,574
Total Mortgage-Backed Securities
(Cost $1,923,747,770)		1,911,747,844

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2026

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 20.8%
U.S. Treasury Bonds
5.000%, 05/15/46 to 05/15/56	$50,000,000	$48,230,469
4.875%, 08/15/45	75,000,000	71,472,656
4.750%, 11/15/43 to 02/15/56	120,000,000	113,039,844
4.625%, 11/15/44 to 11/15/45	310,000,000	286,738,280
4.125%, 08/15/44	115,000,000	99,856,836
U.S. Treasury Notes
4.375%, 01/31/32	100,000,000	99,546,875
4.250%, 05/15/35	100,000,000	96,964,844
4.125%, 04/30/33 to 02/15/36	50,000,000	48,271,484
Total U.S. Treasury Obligations
(Cost $909,515,215)		864,121,288

CORPORATE OBLIGATIONS — 17.0%
Communication Services — 1.2%
OT Midco
10.000%, 02/15/30(B)	92,000,000	34,500,000
T-Mobile USA
6.700%, 12/15/33	13,679,000	14,673,376
		49,173,376
Consumer Discretionary — 1.3%
Amazon.com
6.000%, 07/09/46	25,000,000	24,303,876
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,812,590
Cornell University
4.835%, 06/15/34	2,000,000	1,966,811
Ford Motor Credit
5.869%, 10/31/35	5,000,000	4,825,280
Industrial F&B Investments III
7.750%, 02/11/33(B)	1,000,000	1,015,305
JBS USA Holding Lux Sarl
7.250%, 11/15/53	4,863,000	5,112,433
Nissan Motor Acceptance
7.050%, 09/15/28(B)	2,000,000	2,040,808
STL Holding
8.750%, 02/15/29(B)	8,600,000	8,920,986
TransJamaican Highway
5.750%, 10/10/36(B)	1,203,680	1,098,358
Velocity Vehicle Group
8.000%, 06/01/29(B)	2,000,000	1,982,115
William Marsh Rice University
2.598%, 05/15/50	1,810,000	1,073,680
		55,152,242
Consumer Staples — 0.1%
JBS USA Holding Lux Sarl
6.500%, 12/01/52	5,000,000	4,833,819
Energy — 2.5%
Anglo Tunisian Oil & Gas
17.000%, 06/08/29(B)	7,000,000	6,803,676
APA
7.750%, 12/15/29	4,138,000	4,469,008
6.000%, 01/15/37	250,000	249,423
Avation Group S Pte MTN
8.500%, 05/15/31(B)	2,000,000	1,880,747
Description	Face Amount	Value
CrossCountry Intermediate HoldCo
6.500%, 10/01/30(B)	$2,000,000	$1,934,132
Howden UK Refinance
8.125%, 02/15/32(B)	5,075,000	4,718,397
Phillips 66
5.875%, H15T5Y + 2.283%, 03/15/56(A)	41,000,000	40,509,714
Samos Energy Infrastructure
10.500%, 07/13/30(B)	6,000,000	6,000,000
Telford Finco
11.000%, 11/06/29	1,568,768	1,610,418
Topaz Solar Farms
5.750%, 09/30/39(B)	35,269,277	34,938,451
		103,113,966
Financials — 6.4%
Ares Capital
5.250%, 04/12/31	5,000,000	4,832,153
BAC Capital Trust XIV
4.326%, TSFR3M + 0.662%, 09/15/74(A)	13,738,000	11,143,867
Bain Capital Specialty Finance
5.950%, 03/01/31	10,000,000	9,596,968
Banco Santander
9.625%, H15T5Y + 5.298%, 02/21/75(A)	5,000,000	5,819,570
Barclays
9.625%, USISSO05 + 5.775%, 03/15/75(A)	5,000,000	5,508,420
8.000%, H15T5Y + 5.431%, 12/15/74(A)	30,250,000	31,823,847
6.692%, SOFR + 2.620%, 09/13/34(A)	2,000,000	2,122,440
Blue Owl Technology Finance
6.125%, 01/23/31	25,000,000	24,016,066
Cantor Fitzgerald
7.200%, 12/12/28(B)	1,000,000	1,035,020
Citigroup
6.174%, SOFR + 2.661%, 05/25/34(A)	5,000,000	5,131,519
Citizens Financial Group
6.750%, H15T5Y + 2.379%, 01/06/75(A)	20,000,000	19,831,900
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/75(G)	10,000,000	2,400,000
Danske Bank
5.705%, H15T1Y + 1.400%, 03/01/30(A)(B)	5,000,000	5,086,674
Deutsche Bank NY
7.079%, SOFR + 3.650%, 02/10/34(A)	10,000,000	10,638,861
3.742%, SOFR + 2.257%, 01/07/33(A)	2,000,000	1,821,064
F&G Annuities & Life
7.400%, 01/13/28	7,000,000	7,168,811
Farmers Exchange Capital
7.200%, 07/15/48(B)	3,000,000	2,911,950
7.050%, 07/15/28(B)	11,075,000	11,430,683

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2026

Description	Face Amount	Value
FS KKR Capital
6.125%, 01/15/31	$10,000,000	$9,622,747
Intesa Sanpaolo MTN
4.000%, 09/23/29(B)	5,000,000	4,863,916
Jefferies Financial Group MTN
7.000%, 04/16/46	11,000,000	10,545,348
6.000%, 09/16/36	4,732,000	4,509,221
KeyBank MTN
5.000%, 01/26/33	5,000,000	4,871,340
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/35(A)	5,000,000	5,219,656
Old National Bancorp
5.768%, TSFR3M + 2.200%, 02/15/36(A)	4,000,000	3,966,858
Royal Bank of Canada MTN
5.750%, 10/30/30(A)	5,000,000	4,625,000
SBL Holdings
9.508%, H15T5Y + 5.580%, 05/13/75(A)(B)	2,500,000	2,377,740
6.500%, H15T5Y + 5.620%, 11/13/74(A)(B)	50,195,000	45,425,461
Societe Generale
8.125%, H15T5Y + 3.790%, 05/21/75(A)(B)	4,000,000	4,172,632
US Bancorp
5.836%, SOFR + 2.260%, 06/12/34(A)	4,000,000	4,098,854
3.700%, H15T5Y + 2.541%, 01/15/75(A)	3,273,000	3,243,409
		269,861,995
Health Care — 0.1%
DENTSPLY SIRONA
8.375%, H15T5Y + 4.379%, 09/12/55 (A)	5,000,000	4,988,249

Industrials — 2.8%
American Airlines Pass-Through Trust, Ser 2026-2, Cl B
6.300%, 08/20/35	2,000,000	1,999,559
Boeing
7.008%, 05/01/64	38,598,000	41,720,749
5.930%, 05/01/60	31,000,000	28,942,843
5.875%, 02/15/40	15,355,000	15,349,253
5.705%, 05/01/40	5,000,000	4,940,367
2.950%, 02/01/30	3,344,000	3,127,794
Booz Allen Hamilton
5.375%, 01/30/30	1,000,000	999,942
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	5,780,473
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,038,368
Regal Rexnord
6.300%, 02/15/30	4,500,000	4,652,339
Twma Finance
12.250%, 02/10/29(B)	4,700,000	4,768,124
		115,319,811
Information Technology — 1.8%
Kyndryl Holdings
6.350%, 02/20/34	22,242,000	20,974,639
4.100%, 10/15/41	37,981,000	26,498,858
Description	Face Amount	Value
Oracle
6.100%, 09/26/65	$37,389,000	$29,379,348
		76,852,845
Materials — 0.3%
Brightstar Resources
12.500%, 03/18/30(B)	2,000,000	1,974,146
Draslovka Delta SARL
11.000%, 02/20/30(B)	3,750,000	3,410,473
Hillgrove Mines Pty
12.000%, 08/01/29	1,000,000	1,037,500
Nacional del Cobre de Chile
3.150%, 01/15/51(B)	500,000	299,588
Theta Mines
12.750%, 06/12/30(B)	3,300,000	3,167,743
		9,889,450
Utilities — 0.5%
Massachusetts Electric
6.236%, 07/20/56(B)	3,000,000	2,920,035
New England Power
2.807%, 10/06/50(B)	5,000,000	2,890,171
NextEra Energy Capital Holdings
6.625%, H15T5Y + 1.685%, 10/01/66(A)	5,000,000	4,869,883
Northwest Natural Holding
7.000%, H15T5Y + 2.701%, 09/15/55(A)	2,000,000	2,028,062
Sempra
6.000%, 10/15/39	6,000,000	6,033,416
		18,741,567
Total Corporate Obligations
(Cost $729,434,731)		707,927,320

ASSET-BACKED SECURITIES — 5.0%
Automotive — 3.8%
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	5,000,000	5,094,357
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (B)	5,000,000	5,067,421
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (B)	5,000,000	5,025,396
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (B)	5,000,000	5,014,632
American Credit Acceptance Receivables Trust, Ser 2025-2, Cl D
5.500%, 08/12/31 (B)	5,000,000	5,032,820
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl D
5.190%, 07/12/32 (B)	10,000,000	9,959,254

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2026

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	$20,000,000	$19,906,144
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (B)	15,000,000	14,845,560
American Credit Acceptance Receivables Trust, Ser 2026-2, Cl D
5.180%, 06/08/32 (B)	25,000,000	24,742,403
American Credit Acceptance Receivables Trust, Ser 2026-2, Cl E
6.900%, 02/08/34 (B)	16,000,000	15,951,238
American Credit Acceptance Receivables Trust, Ser 2026-3, Cl D
5.490%, 03/08/33 (B)	7,000,000	6,994,660
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (B)	5,595,000	5,781,442
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (B)	5,000,000	541,660
First Investors Auto Owner Trust, Ser 2023-1A, Cl D
7.740%, 01/15/31 (B)	9,000,000	9,243,442
Flagship Credit Auto Trust, Ser 2024-3, Cl C
5.410%, 09/16/30 (B)	4,500,000	4,486,119
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (B)	5,886,000	5,634,705
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (B)	4,000,000	1,264,732
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (B)	11,910,000	3,516,213
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/29 (B)	5,034,591	2,481,550
WF Card Issuance Trust, Ser 2026-A1, Cl A
4.080%, 04/15/31	5,000,000	4,940,851
		155,524,599
Other Asset-Backed Securities — 1.2%
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (B)	2,600,000	2,604,217
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (B)	1,464,857	1,447,028
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (B)	5,993,367	6,068,794
Description	Face Amount	Value
Blue Owl BSL CLO, Ser 2026-1A, Cl C
5.542%, TSFR3M + 1.800%, 07/15/39 (A)(B)	$5,000,000	$5,000,000
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (B)	849,292	819,139
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (B)	5,060,017	4,161,910
CIFC Funding, Ser 2025-2A, Cl BR
5.129%, TSFR3M + 1.400%, 04/19/35 (A)(B)	9,125,000	9,120,228
CIFC Funding, Ser 2025-4A, Cl C
5.625%, TSFR3M + 1.850%, 10/24/38 (A)(B)	3,000,000	2,998,068
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (B)	5,000,000	4,993,866
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (B)	6,000,000	6,020,146
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl A
6.650%, 02/20/55 (B)	3,806,766	3,237,212
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (B)	3,045,413	2,995,951
EverBright Solar Trust, Ser 2024-A, Cl B
8.130%, 06/22/54 (B)	5,157,028	778,386
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (B)	1,426,045	1,369,116
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (B)	1,634,623	1,303,523
		52,917,584
Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (B)	414,933	397,547
Total Asset-Backed Securities
(Cost $232,312,346)		208,839,730

COLLATERALIZED LOAN OBLIGATIONS — 2.0%
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
7.703%, TSFR3M + 3.950%, 10/15/37 (A)(B)	5,000,000	4,998,355
BSL CLO V, Ser 2024-5A, Cl B
5.429%, TSFR3M + 1.700%, 01/20/38 (A)(B)	4,000,000	4,004,596
Elmwood CLO V, Ser 2024-2A, Cl D1RR
6.879%, TSFR3M + 3.150%, 10/20/37 (A)(B)	9,000,000	9,052,596

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2026

Description	Face Amount	Value
Elmwood CLO XXIV, Ser 2024-3A, Cl BR
5.350%, TSFR3M + 1.600%, 01/17/38 (A)(B)	$4,600,000	$4,607,751
LCM 42, Ser 2024-42A, Cl D1
7.253%, TSFR3M + 3.500%, 01/15/38 (A)(B)	10,000,000	10,070,200
Sycamore Tree CLO, Ser 2025-6A, Cl A1
4.929%, TSFR3M + 1.200%, 04/20/38 (A)(B)	27,000,000	27,052,947
Sycamore Tree CLO, Ser 2025-6A, Cl C
5.529%, TSFR3M + 1.800%, 04/20/38 (A)(B)	15,000,000	15,026,670
Sycamore Tree CLO, Ser 2025-7A, Cl C
5.729%, TSFR3M + 2.000%, 08/28/38 (A)(B)	5,000,000	5,006,140
Venture XIX, Ser 2018-19A, Cl ARR
5.275%, TSFR3M + 1.522%, 01/15/32 (A)(B)	1,180,558	1,180,415
Total Collateralized Loan Obligations
(Cost $80,780,558)		80,999,670

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FFCB
5.620%, 06/10/41	10,000,000	9,818,953
5.490%, 09/22/42	1,000,000	980,103
5.280%, 07/28/33	5,000,000	4,940,014
4.390%, 03/27/29	5,000,000	4,994,915
FHLB
6.000%, 07/28/45 to 07/21/51	10,000,000	9,872,756
5.850%, 07/06/51	10,000,000	9,659,716
5.750%, 06/10/41 to 05/21/46	10,000,000	9,844,275
5.700%, 06/03/39 to 04/09/41	10,000,000	9,815,478
5.300%, 07/07/36	5,000,000	4,954,244
2.150%, 09/23/36	1,500,000	1,151,676
Tennessee Valley Authority
4.250%, 09/15/52	7,521,000	6,043,423
Total U.S. Government Agency Obligations
(Cost $74,228,843)		72,075,553
	Shares
COMMON STOCK — 1.4%
Energy — 1.4%
Paratus Energy Services	11,500,000	57,697,178
Total Common Stock
(Cost $–)		57,697,178

	Face Amount
MUNICIPAL BONDS — 1.4%
Board of Regents of the University of Texas System, Ser C, RB
4.794%, 08/15/46	4,995,000	4,652,159
Description	Face Amount	Value
City of Houston Texas, GO
3.961%, 03/01/47	$12,000,000	$9,944,041
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	3,930,313	3,881,183
Mission, Economic Development, RB
9.750%, 12/01/25(F)(G)	3,045,000	30,450
8.550%, 12/01/21(F)(G)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	3,315,000	33,150
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,211,000	1,278,829
6.718%, 01/01/49	10,152,000	10,774,069
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,778,570
1.836%, 02/15/32	1,890,000	1,637,955
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, City Approp ST Aid Withhldg
8.000%, 05/15/29	5,000,000	5,009,138
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	5,965,000	6,021,373
USAFA Visitor's Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(B)	12,870,000	12,606,563
Total Municipal Bonds
(Cost $65,262,162)		57,668,730

SOVEREIGN DEBT — 1.3%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	4,285,000
Kingdom of Belgium Government International Bond
4.875%, 06/10/55	10,000,000	8,567,162
4.350%, 11/06/34 (B)	40,000,000	38,530,731
Provincia de Buenos Aires
6.625%, 09/01/37 (B)(E)	297,023	246,024
Ukraine Government International Bond
17.891%, 02/01/30 (E)	131,300	95,891
13.283%, 02/01/34 (E)	490,651	277,675
9.365%, 02/01/35 (E)	414,634	246,740
7.088%, 02/01/36 (E)	345,528	206,066
4.500%, 02/01/29 to 02/01/34 (E)	2,403,678	1,932,349
Total Sovereign Debt
(Cost $56,307,968)		54,387,638

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2026

Description	Face Amount	Value
COMMERCIAL PAPER — 1.2%
Allete
4.084%, 08/14/26 (H)	$3,400,000	$3,394,772
Antero Resources
4.468%, 08/03/26 (B)(H)	2,500,000	2,499,073
Banco De Chile
4.183%, 09/29/26 (B)(H)	4,400,000	4,371,400
Banco Del Estado
3.806%, 08/06/26 (B)(H)	2,000,000	1,998,775
Bay Cube Funding
3.745%, 08/04/26 (B)(H)	3,000,000	2,998,772
Brookfield BRP Holdings
4.134%, 08/04/26 (B)(H)	4,250,000	4,248,159
Columbia Pipeline
4.061%, 08/20/26 (B)(H)	4,500,000	4,490,115
Dentsply Sirona
4.166%, 08/14/26 (B)(H)	3,400,000	3,394,450
Fastnet Funding
4.091%, 09/28/26 (B)(H)	2,500,000	2,484,351
Genuine Parts
4.366%, 08/06/26 (B)(H)	3,000,000	2,997,880
Harley Davidson
4.527%, 08/04/26 (B)(H)	3,000,000	2,998,667
Hilltop
3.928%, 08/12/26 (B)(H)	5,000,000	4,993,515
Ionic MCP
3.909%, 08/12/26 (H)	2,000,000	1,997,464
Ranger Funding
4.089%, 09/23/26 (B)(H)	2,500,000	2,485,765
Stellantis Financial
4.398%, 08/03/26 (B)(H)	2,400,000	2,399,145
Videotron
4.324%, 08/11/26 (B)(H)	3,500,000	3,495,372
Total Commercial Paper
(Cost $51,249,104)		51,247,675

REPURCHASE AGREEMENT(I) — 0.9%
Tri-Party Overnight
3.550%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $35,910,620 (collateralized by various Government Obligations, ranging in par value $1,024 - $7,614,290, 0.238% - 12.000%, 10/25/2026 - 08/25/2056, with a total market value of $37,691,912)	35,900,000	35,900,000

Total Repurchase Agreement
(Cost $35,900,000)		35,900,000

Total Investments — 98.7%
(Cost $4,158,738,697)		$4,102,612,626

Percentages are based on Net Assets of $4,156,586,387.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at July 31, 2026 was $1,029,533,755 and represents 24.8% of Net Assets.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

(D)	PO - Principal Only

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on July 31, 2026. The coupon on a step bond changes on a specific date.

(F)	Level 3 security in accordance with fair value hierarchy.

(G)	Security in default on interest payments.

(H)	Interest rate represents the security’s effective yield at the time of purchase.

(I)	Tri-Party Repurchase Agreement.

The accompanying notes are an integral part of the financial statements.

Frost Total Return Bond Fund July 31, 2026

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Mortgage-Backed Securities	$—	$1,911,747,844	$—	^	$1,911,747,844
U.S. Treasury Obligations	—	864,121,288	—		864,121,288
Corporate Obligations	—	707,927,320	—		707,927,320
Asset-Backed Securities	—	208,839,730	—		208,839,730
Collateralized Loan Obligations	—	80,999,670	—		80,999,670
U.S. Government Agency Obligations	—	72,075,553	—		72,075,553
Common Stock	57,697,178	—	—		57,697,178
Municipal Bonds	—	57,583,880	84,850		57,668,730
Sovereign Debt	—	54,387,638	—		54,387,638
Commercial Paper	—	51,247,675	—		51,247,675
Repurchase Agreement	—	35,900,000	—		35,900,000
Total Investments in Securities	$57,697,178	$4,044,830,598	$84,850		$4,102,612,626

^	This category includes securities with a value of $0.

(1)	A reconciliation of Level 3 investments is presented when the fund has significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2026

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 53.2%
Communication Services — 7.5%
Alphabet
5.700%, 11/15/75	$3,000,000	$2,657,893
AT&T
3.850%, 06/01/60	6,000,000	3,718,022
Fair Isaac
6.000%, 05/15/33(A)	3,000,000	2,903,571
Gray Media
5.375%, 11/15/31(A)	3,000,000	2,229,930
News
5.125%, 02/15/32(A)	5,000,000	4,815,268
OT Midco
10.000%, 02/15/30(A)	8,000,000	3,000,000
Sirius XM Radio
5.875%, 04/15/32(A)	3,000,000	2,943,827
3.875%, 09/01/31(A)	3,000,000	2,707,330
Space Exploration Technologies
5.650%, 07/15/33(A)	5,000,000	4,790,135
Stagwell Global
5.625%, 08/15/29(A)	2,000,000	1,944,909
T-Mobile USA
6.700%, 12/15/33	4,000,000	4,290,774
		36,001,659
Consumer Discretionary — 4.5%
Amazon.com
6.050%, 03/13/76	7,000,000	6,471,203
4.100%, 04/13/62	4,000,000	2,731,731
Beazer Homes USA
7.250%, 10/15/29(A)	1,000,000	1,012,849
Dillard's
7.000%, 12/01/28	500,000	513,390
Ford Motor Credit
5.869%, 10/31/35	2,000,000	1,930,112
Industrial F&B Investments III
7.750%, 02/11/33(A)	3,100,000	3,147,446
Specac International
10.171%, TSFR3M + 6.500%, 09/16/30(A)(B)	3,500,000	3,742,607
STL Holding
8.750%, 02/15/29(A)	2,000,000	2,074,648
		21,623,986
Consumer Staples — 1.9%
JBS
6.375%, 04/15/66	2,500,000	2,332,510
JBS USA Holding Lux Sarl
6.500%, 12/01/52	3,000,000	2,900,291
Kraft Heinz Foods
4.625%, 10/01/39	4,352,000	3,764,665
		8,997,466
Energy — 11.7%
Anglo Tunisian Oil & Gas
17.000%, 06/08/29(A)	2,000,000	1,943,908
Asurion and Asurion -Issuer
8.375%, 02/01/34(A)	3,500,000	3,188,877
BP Capital Markets
6.125%, H15T5Y + 1.924%, 06/18/75(B)	5,000,000	5,008,375
Colonial Pipeline
8.375%, 11/01/30(A)	1,500,000	1,632,463
Description	Face Amount	Value
Energy Transfer
6.700%, H15T5Y + 2.219%, 01/15/57(B)	$4,000,000	$3,940,863
Futura Resources
13.125%, 01/09/31	3,250,000	2,775,384
HF Sinclair
5.500%, 09/01/32	5,000,000	5,000,746
Oglethorpe Power
5.800%, 06/01/54	4,000,000	3,735,492
Phillips 66
5.875%, H15T5Y + 2.283%, 03/15/56(B)	4,188,000	4,137,919
Phoenix Aviation Capital
9.250%, 07/15/30(A)	7,000,000	7,247,289
Samos Energy Infrastructure
10.500%, 07/13/30(A)	3,000,000	3,000,000
SBL Holdings
6.500%, H15T5Y + 5.620%, 11/13/74(A)(B)	3,000,000	2,714,939
Southern Natural Gas
4.800%, 03/15/47(A)	3,000,000	2,503,001
Summit Midstream Holdings
8.625%, 10/31/29(A)	500,000	519,288
Telford Finco
11.000%, 11/06/29	3,238,942	3,324,934
Topaz Solar Farms
5.750%, 09/30/39(A)	5,955,926	5,900,059
		56,573,537
Financials — 5.9%
Apollo Global Management
5.700%, 03/30/36	1,500,000	1,480,032
Arthur J Gallagher
5.750%, 07/15/54	3,000,000	2,779,182
Bank of America
5.518%, SOFR + 1.738%, 10/25/35(B)	3,000,000	2,966,463
Brown & Brown
5.650%, 06/11/34	3,000,000	2,982,386
LPL Holdings
6.000%, 05/20/34	3,000,000	3,022,902
Pinnacle Financial
6.168%, SOFR + 2.347%, 11/01/30(B)	2,500,000	2,542,619
PNC Financial Services Group
3.400%, H15T5Y + 2.595%, 12/15/74(B)	4,000,000	3,984,702
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	992,780
Swedbank
7.750%, H15T5Y + 3.657%, 09/17/74(B)	2,000,000	2,095,100
Synchrony Financial
5.019%, SOFR + 1.395%, 07/29/29(B)	2,000,000	1,994,328
Zions Bancorp
6.816%, SOFR + 2.830%, 11/19/35(B)	3,000,000	3,103,290
		27,943,784

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2026

Description	Face Amount	Value
Health Care — 1.3%
180 Medical
5.300%, 10/08/35(A)	$4,000,000	$3,827,261
Perrigo
5.300%, 11/15/43	1,000,000	676,489
Perrigo Finance Unlimited
6.125%, 09/30/32	2,000,000	1,900,146
		6,403,896
Industrials — 7.5%
AerCap Ireland Capital DAC
6.500%, H15T5Y + 2.441%, 01/31/56(B)	7,000,000	7,034,570
Boeing
8.625%, 11/15/31	2,594,000	2,981,755
5.930%, 05/01/60	7,000,000	6,535,481
Burlington Northern Santa Fe
5.500%, 03/15/55	4,000,000	3,700,608
Equifax
7.000%, 07/01/37	530,000	569,904
5.650%, 08/15/33	2,000,000	2,006,567
GATX
6.050%, 03/15/34	2,000,000	2,065,146
Huntington Ingalls Industries
5.749%, 01/15/35	5,000,000	5,075,227
4.200%, 05/01/30	3,000,000	2,912,312
Twma Finance
12.250%, 02/10/29(A)	3,000,000	3,043,483
		35,925,053
Information Technology — 6.7%
Corning
5.450%, 11/15/79	4,000,000	3,417,399
Crane NXT
4.200%, 03/15/48	5,000,000	3,081,954
Flex
5.250%, 01/15/32	2,000,000	1,968,822
Foundry JV Holdco
6.300%, 01/25/39(A)	2,000,000	2,049,161
5.875%, 01/25/34(A)	4,000,000	3,971,359
Hewlett Packard Enterprise
6.350%, 10/15/45	2,190,000	2,149,152
Kyndryl Holdings
4.100%, 10/15/41	10,309,000	7,192,457
Oracle
6.100%, 09/26/65	6,000,000	4,714,651
Salesforce
5.550%, 03/15/36	4,000,000	3,900,521
		32,445,476
Materials — 1.1%
Brightstar Resources
12.500%, 03/18/30(A)	3,000,000	2,961,219
Hillgrove Mines Pty
12.000%, 08/01/29	2,500,000	2,593,751
		5,554,970
Real Estate — 1.1%
GLP Capital
6.750%, 12/01/33‡	1,000,000	1,040,989
3.250%, 01/15/32‡	2,500,000	2,211,205
Host Hotels & Resorts
5.500%, 04/15/35‡	2,000,000	1,967,272
		5,219,466
Description	Face Amount	Value
Utilities — 4.0%
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/56(B)	$5,000,000	$4,945,644
Entergy
7.125%, H15T5Y + 2.670%, 12/01/54(B)	3,000,000	3,075,126
Entergy Texas
5.550%, 09/15/54	1,000,000	913,995
New England Power
2.807%, 10/06/50(A)	1,990,000	1,150,288
NextEra Energy Capital Holdings
6.625%, H15T5Y + 1.685%, 10/01/66(B)	1,000,000	973,977
NRG Energy
6.125%, 05/15/36(A)	1,000,000	987,105
5.750%, 07/15/29(A)	3,000,000	2,998,274
TXNM Energy
7.000%, H15T5Y + 3.254%, 07/31/56(A)(B)	4,000,000	4,020,956
		19,065,365
Total Corporate Obligations
(Cost $262,715,081)		255,754,658

ASSET-BACKED SECURITIES — 17.5%
Automotive — 10.5%
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	926,694	938,515
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (A)	1,000,000	1,018,871
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (A)	3,000,000	3,040,453
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (A)	2,000,000	2,010,158
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl D
5.190%, 07/12/32 (A)	5,000,000	4,979,627
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (A)	3,000,000	2,985,922
American Credit Acceptance Receivables Trust, Ser 2026-2, Cl E
6.900%, 02/08/34 (A)	4,000,000	3,987,810
American Credit Acceptance Receivables Trust, Ser 2026-3, Cl D
5.490%, 03/08/33 (A)	3,000,000	2,997,711

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2026

Description	Face Amount	Value
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl C
7.650%, 07/15/30 (A)	$1,000,000	$1,019,538
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	1,618,083	1,552,116
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl D
5.830%, 05/15/30	2,250,000	2,268,928
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	404,330	399,339
Credit Acceptance Auto Loan Trust, Ser 2024-2A, Cl C
6.700%, 10/16/34 (A)	3,000,000	3,068,031
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,405,184
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl E
7.220%, 05/17/32 (A)	3,250,000	3,316,028
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (A)	4,000,000	3,829,226
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,497,277
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl E
7.250%, 06/16/31 (A)	3,000,000	3,059,543
GLS Auto Select Receivables Trust, Ser 2024-3A, Cl C
5.920%, 08/15/30 (A)	1,357,000	1,381,210
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl C
5.260%, 03/15/31 (A)	750,000	752,466
Lendbuzz Securitization Trust, Ser 2024-3A, Cl C
5.900%, 11/15/31 (A)	600,000	601,154
Lendbuzz Securitization Trust, Ser 2025-1A, Cl C
5.990%, 01/15/32 (A)	1,250,000	1,252,110
Prestige Auto Receivables Trust, Ser 2024-1A, Cl D
6.210%, 02/15/30 (A)	2,000,000	2,010,072
SAFCO Auto Receivables Trust, Ser 2024-1A, Cl E
10.850%, 01/18/30 (A)	500,000	507,489
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	316,183
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	1,000,000	295,232
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl E
10.370%, 04/15/32 (A)	500,000	40,586
		50,530,779
Description	Face Amount	Value
Other Asset-Backed Securities — 7.0%
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl E
9.660%, 04/20/32 (A)	$1,550,000	$1,598,476
Amur Equipment Finance Receivables XIV, Ser 2024-2A, Cl D
5.970%, 10/20/31 (A)	800,000	805,811
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (A)	1,171,886	1,157,622
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	1,011,466
Blue Owl BSL CLO, Ser 2026-1A, Cl C
5.542%, TSFR3M + 1.800%, 07/15/39 (A)(B)	4,000,000	4,000,000
CIFC Funding, Ser 2025-4A, Cl C
5.625%, TSFR3M + 1.850%, 10/24/38 (A)(B)	10,000,000	9,993,560
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (A)	3,000,000	3,010,073
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (A)	761,353	748,988
Kapitus Asset Securitization IV, Ser 2025-1A, Cl 1A
5.490%, 09/10/31 (A)	1,000,000	1,000,921
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	113,256	101,292
NMEF Funding, Ser 2024-A, Cl C
6.330%, 12/15/31 (A)	500,000	506,718
NMEF Funding, Ser 2024-A, Cl D
8.750%, 12/15/31 (A)	1,500,000	1,545,261
NMEF Funding, Ser 2025-A, Cl D
8.070%, 07/15/32 (A)	3,000,000	3,070,244
Textainer Marine Containers VII, Ser 2024-1A, Cl B
5.340%, 08/20/49 (A)	2,500,250	2,442,955
TIC Home Improvement Trust, Ser 2024-A, Cl B
7.890%, 10/15/46 (A)	500,000	506,104
Verizon Master Trust, Ser 2024-8, Cl B
4.820%, 11/20/30	2,120,000	2,123,584
		33,623,075

Total Asset-Backed Securities
(Cost $85,771,686)		84,153,854

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2026

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 17.3%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R
5.653%, TSFR3M + 1.900%, 04/15/36 (A)(B)	$7,500,000	$7,503,878
Apidos CLO XL, Ser 2024-40A, Cl CR
5.703%, TSFR3M + 1.950%, 07/15/37 (A)(B)	5,000,000	4,996,385
Apidos CLO XL, Ser 2024-40A, Cl ER
9.353%, TSFR3M + 5.600%, 07/15/37 (A)(B)	1,000,000	1,001,654
Battalion CLO XXIII, Ser 2024-23A, Cl BR
5.553%, TSFR3M + 1.800%, 10/15/37 (A)(B)	2,000,000	2,005,404
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
7.703%, TSFR3M + 3.950%, 10/15/37 (A)(B)	3,000,000	2,999,013
Battalion CLO XXVIII, Ser 2025-28A, Cl B
5.329%, TSFR3M + 1.600%, 01/20/38 (A)(B)	1,340,000	1,342,277
Battalion CLO XXVIII, Ser 2025-28A, Cl D1
6.779%, TSFR3M + 3.050%, 01/20/38 (A)(B)	2,000,000	2,002,352
BlueMountain XXX, Ser 2022-30A, Cl ER
10.453%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	1,881,140
BSL CLO V, Ser 2024-5A, Cl B
5.429%, TSFR3M + 1.700%, 01/20/38 (A)(B)	5,000,000	5,005,745
CIFC Funding, Ser 2024-4A, Cl CR
5.652%, TSFR3M + 1.900%, 07/23/37 (A)(B)	1,750,000	1,748,752
CLI Funding IX, Ser 2024-1A, Cl B
5.660%, 07/20/49 (A)	1,629,500	1,611,784
CLI Funding IX, Ser 2024-1A, Cl C
6.000%, 07/20/49 (A)	814,750	796,749
Dryden 76 CLO, Ser 2024-76A, Cl BR2
5.503%, TSFR3M + 1.750%, 10/15/37 (A)(B)	3,000,000	3,006,618
Elmwood CLO XXIV, Ser 2024-3A, Cl BR
5.350%, TSFR3M + 1.600%, 01/17/38 (A)(B)	4,000,000	4,006,740
GoldenTree Loan Management US CLO XIV, Ser 2024-14A, Cl CR
5.629%, TSFR3M + 1.900%, 07/20/37 (A)(B)	5,000,000	5,004,853
Description	Face Amount	Value
Golub Capital Partners CLO XVII, Ser 2025-17A, Cl CRR
5.848%, TSFR3M + 2.200%, 02/09/39 (A)(B)	$3,000,000	$2,983,779
LCM 42, Ser 2024-42A, Cl D1
7.253%, TSFR3M + 3.500%, 01/15/38 (A)(B)	5,000,000	5,035,100
Magnetite XLI, Ser 2024-41A, Cl D1
6.410%, TSFR3M + 2.600%, 01/25/38 (A)(B)	750,000	754,101
Magnetite XXIX, Ser 2024-29A, Cl BR
5.503%, TSFR3M + 1.750%, 07/15/37 (A)(B)	4,000,000	4,008,344
Magnetite XXIX, Ser 2024-29A, Cl DR
6.803%, TSFR3M + 3.050%, 07/15/37 (A)(B)	3,000,000	3,003,045
Sycamore Tree CLO, Ser 2025-6A, Cl A1
4.929%, TSFR3M + 1.200%, 04/20/38 (A)(B)	10,120,000	10,139,845
Sycamore Tree CLO, Ser 2025-7A, Cl C
5.729%, TSFR3M + 2.000%, 08/28/38 (A)(B)	5,000,000	5,006,140
Wise CLO, Ser 2025-3A, Cl B1
5.503%, TSFR3M + 1.750%, 07/15/38 (A)(B)	7,500,000	7,516,965
Total Collateralized Loan Obligations
(Cost $83,403,980)		83,360,663

MORTGAGE-BACKED SECURITIES — 7.8%
Commercial Mortgage-Backed Obligation — 2.8%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	696,149
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.279%, 02/10/48 (A)(B)	1,517,000	986,050
GS Mortgage-Backed Securities Trust, Ser 2024-PJ3, Cl B2
5.622%, 08/25/54 (A)(B)	949,934	896,594
GS Mortgage-Backed Securities Trust, Ser 2025-NQM2, Cl A2
5.800%, 06/25/65 (A)(C)	3,366,475	3,366,272
GS Mortgage-Backed Securities Trust, Ser 2025-NQM3, Cl A3
5.492%, 11/25/65 (A)(C)	2,119,157	2,109,551
GS Mortgage-Backed Securities Trust, Ser 2025-PJ11, Cl A5
5.000%, 05/25/56 (A)(B)	1,567,155	1,543,191
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/55 (A)(B)	2,249,341	2,241,082
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A3
5.000%, 02/25/56 (A)(B)	1,323,919	1,269,825

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2026

Description	Face Amount	Value
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	$399,495	$391,273
		13,499,987
Non-Agency Residential Mortgage-Backed Obligation — 5.0%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	685,735	673,440
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (A)	780,636	771,517
Brean Asset Backed Securities Trust, Ser 2025-RM11, Cl A2
4.750%, 05/25/65 (A)(B)	2,000,000	1,912,783
Brean Asset Backed Securities Trust, Ser 2025-RM12, Cl A2
4.500%, 07/25/65 (A)	2,004,344	1,895,342
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)	303,082	303,500
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(B)	1,563,684	1,563,304
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/64 (A)(C)	854,848	856,551
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (A)(C)	2,603,439	2,511,803
PRET Trust, Ser 2025-RPL3, Cl M2
4.150%, 04/25/65 (A)(C)	5,000,000	4,581,680
Sequoia Mortgage Trust, Ser 2025-12, Cl A4
5.500%, 12/25/55 (A)(B)	3,914,780	3,902,391
Sequoia Mortgage Trust, Ser 2025-6, Cl A2
5.500%, 07/25/55 (A)(B)	3,268,856	3,207,137
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (A)(C)	1,000,000	1,002,015
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (A)(C)	1,000,000	1,001,001
		24,182,464

Total Mortgage-Backed Securities
(Cost $37,864,092)		37,682,451

MUNICIPAL BOND — 1.1%
North Texas Tollway Authority, RB
6.718%, 01/01/49	5,000,000	5,306,378
Total Municipal Bonds
(Cost $5,614,969)		5,306,378
Description	Shares	Value
PREFERRED STOCK — 0.9%
Communication Services — 0.9%
T-Mobile USA
6.250%, 09/01/69	118,061	$2,722,487
5.500%, 03/01/70	84,848	1,732,596
Total Preferred Stock
(Cost $4,699,872)		4,455,083

	Face Amount
COMMERCIAL PAPER — 0.1%
Dentsply Sirona
4.166%, 08/14/26 (A)(D)	$300,000	299,510
Harley Davidson
4.527%, 08/04/26 (A)(D)	250,000	249,889
Total Commercial Paper
(Cost $549,457)		549,399

Total Investments — 97.9%
(Cost $480,619,137)		$471,262,486

Percentages are based on Net Assets of $481,247,381.

The accompanying notes are an integral part of the financial statements.

Frost Credit Fund July 31, 2026

‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at July 31, 2026 was $290,325,305 and represents 60.3% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on July 31, 2026. The coupon on a step bond changes on a specific date.
(D)	Interest rate represents the security’s effective yield at the time of purchase.

As of July 31, 2026, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Frost Low Duration Bond Fund July 31, 2026

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 32.7%
U.S. Treasury Notes
4.000%, 01/31/29 to 02/28/30	$75,000,000	$74,225,976
Total U.S. Treasury Obligations
(Cost $74,614,418)		74,225,976

CORPORATE OBLIGATIONS — 31.1%
Communication Services — 7.0%
News
3.875%, 05/15/29(A)	6,000,000	5,781,065
Space Exploration Technologies
5.350%, 07/15/31(A)	4,000,000	3,893,318
WMG Acquisition
3.750%, 12/01/29(A)	6,500,000	6,189,622
		15,864,005
Energy — 4.8%
MidAmerican Funding
6.927%, 03/01/29	4,870,000	5,099,915
Western Midstream Operating
7.250%, 04/01/30(A)	5,537,000	5,793,435
		10,893,350
Financials — 10.5%
Citigroup MTN
4.648%, SOFR + 1.000%, 08/30/31(B)	4,880,000	4,716,274
Deutsche Bank NY
4.927%, SOFR + 1.300%, 08/04/31(B)	5,000,000	5,011,712
Fidelity National Information Services
4.800%, 03/10/31	1,000,000	982,344
Golub Capital BDC
7.050%, 12/05/28	1,200,000	1,230,618
Hercules Capital
6.300%, 07/24/31	5,925,000	5,848,934
Societe Generale
5.512%, SOFR + 1.650%, 05/22/31(A)(B)	5,000,000	5,030,400
Synchrony Financial
5.450%, SOFR + 1.346%, 10/15/30(B)	1,000,000	1,001,327
		23,821,609
Industrials — 3.6%
MasTec
6.625%, 08/15/29(A)	5,173,000	5,173,000
Spirit AeroSystems
4.600%, 06/15/28	3,083,000	3,064,904
		8,237,904
Information Technology — 4.3%
Oracle
4.737%, SOFRINDX + 1.110%, 02/04/29 (B)	10,000,000	9,912,001

Real Estate — 0.9%
SBA Communications
5.150%, 07/15/31	2,000,000	1,984,677
Total Corporate Obligations
(Cost $70,950,812)		70,713,546
Description	Face Amount	Value
ASSET-BACKED SECURITIES — 15.2%
Automotive — 10.4%
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (A)	$1,519,809	$1,526,722
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (A)	5,000,000	4,948,520
American Credit Acceptance Receivables Trust, Ser 2026-2, Cl D
5.180%, 06/08/32 (A)	5,000,000	4,948,480
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,520,696
Lendbuzz Securitization Trust, Ser 2024-2A, Cl B
6.520%, 07/16/29 (A)	1,250,000	1,268,843
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	1,421,311	1,419,633
WF Card Issuance Trust, Ser 2026-A1, Cl A
4.080%, 04/15/31	8,000,000	7,905,362
		23,538,256
Other Asset-Backed Securities — 4.8%
Apidos CLO LVII, Ser 2026-57A, Cl A2
5.117%, TSFR3M + 1.350%, 07/20/39 (A)(B)	3,000,000	3,000,000
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	850,760	782,967
Blue Owl BSL CLO, Ser 2026-1A, Cl C
5.542%, TSFR3M + 1.800%, 07/15/39 (A)(B)	1,000,000	1,000,000
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,036,276	969,145
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	160,481	153,757
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/39 (A)	196,784	199,667
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/38 (A)	1,125,585	1,136,853
Hilton Grand Vacations Trust, Ser 2024-3A, Cl A
4.980%, 08/27/40 (A)	1,421,272	1,423,027
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	516,607	363,684
Mosaic Solar Loans Trust, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	99,092	97,739

The accompanying notes are an integral part of the financial statements.

Frost Low Duration Bond Fund July 31, 2026

Description	Face Amount	Value
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	$2,000,000	$1,620,020
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	141,730	139,809
		10,886,668
Total Asset-Backed Securities
(Cost $35,210,272)		34,424,924

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
FHLB
5.000%, 07/14/31	5,000,000	4,981,726
4.500%, 04/08/31	5,000,000	4,924,394
4.000%, 12/23/30	5,000,000	4,883,940
FNMA
4.810%, 07/28/31	2,000,000	1,992,053
Total U.S. Government Agency Obligations
(Cost $17,000,000)		16,782,113

MUNICIPAL BOND — 3.6%
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	8,020,000	8,095,795
Total Municipal Bonds
(Cost $8,187,585)		8,095,795

MORTGAGE-BACKED SECURITIES — 1.4%
Agency Mortgage-Backed Obligation — 1.3%
GNMA, Ser 2025-148, Cl PT
4.500%, 12/16/64	2,972,153	2,808,466
Non-Agency Residential Mortgage-Backed Obligation — 0.1%
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)	303,082	303,500
Total Mortgage-Backed Securities
(Cost $3,103,751)		3,111,966

REPURCHASE AGREEMENT(C) — 4.4%
Tri-Party Overnight
3.550%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $10,102,988 (collateralized by various Government Obligations, ranging in par value $100 - $3,310,000, 0.000% - 12.000%, 08/11/2026 - 07/20/2056, with a total market value of $10,699,815)	10,100,000	10,100,000
Total Repurchase Agreement
(Cost $10,100,000)		10,100,000
Description	Face Amount	Value
COMMERCIAL PAPER — 3.2%
Allete
4.084%, 08/14/26 (D)	$300,000	$299,539
Antero Resources
4.468%, 08/03/26 (A)(D)	150,000	149,944
Banco De Chile
4.183%, 09/29/26 (A)(D)	100,000	99,350
Banco Del Estado
3.806%, 08/06/26 (A)(D)	750,000	749,541
Brookfield BRP Holdings
4.134%, 08/04/26 (A)(D)	250,000	249,892
Columbia Pipeline
4.061%, 08/20/26 (A)(D)	200,000	199,561
Dentsply Sirona
4.166%, 08/14/26 (A)(D)	300,000	299,510
Fastnet Funding
4.091%, 09/28/26 (A)(D)	150,000	149,061
Harley Davidson
4.527%, 08/04/26 (A)(D)	100,000	99,956
Hilltop
3.928%, 08/12/26 (A)(D)	4,000,000	3,994,812
Ranger Funding
4.089%, 09/23/26 (A)(D)	150,000	149,146
Stellantis Financial
4.398%, 08/03/26 (A)(D)	100,000	99,964
Tahoe
3.909%, 08/12/26 (A)(D)	600,000	599,248
Videotron
4.324%, 08/11/26 (A)(D)	200,000	199,735
Total Commercial Paper
(Cost $7,339,818)		7,339,259

Total Investments — 99.0%
(Cost $226,506,656)		$224,793,579

Percentages are based on Net Assets of $227,114,250.

The accompanying notes are an integral part of the financial statements.

Frost Low Duration Bond Fund July 31, 2026

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at July 31, 2026 was $64,202,926 and represents 28.3% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Tri-Party Repurchase Agreement.
(D)	Interest rate represents the security’s effective yield at the time of purchase.

As of July 31, 2026, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Glossary July 31, 2026

Fund Abbreviations
ABS — Asset-Backed Security
ADR — American Depositary Receipt
Cl — Class
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T5Y — 5 Year US Treasury Yield Curve
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
MTN — Medium Term Note
PO — Principal Only
PSF-GTD — Permanent School Board Loan Fund
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFRINDX — Custom SOFR Index
SOFR30A -- Secured Overnight Financing Rate 30-day Average
TA — Tax Allocation
TSFR1M — 1 Month CME Term Secured
TSFR3M — 3 Month CME Term Secured
USISSO05 - 5-Year U.S. Dollar SOFR ICE Swap Rate

Statements of Assets and Liabilities July 31, 2026

	Growth Equity Fund	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund
Assets:
Investments at Value	$213,095,564	$4,066,712,626	$471,262,486	$214,693,579
Repurchase Agreements at Value	–	35,900,000	–	10,100,000
Foreign Currency	–	3,633	–	–
Cash	35,095	2,570,392	1,665,132	150,803
Receivable for Capital Shares Sold	205,009	19,619,986	806,220	512,822
Dividends and Interest Receivable	27,526	37,232,572	4,930,820	1,935,105
Foreign Tax Reclaim Receivable	348	–	–	–
Receivable for Investment Securities Sold	–	–	6,102,720	–
Cash Collateral on Futures Contracts	–	44,845	–	–
Interfund Lending Receivable	–	2,500,000	–	–
Prepaid Expenses	24,219	96,521	31,468	36,312
Total Assets	213,387,761	4,164,680,575	484,798,846	227,428,621

Liabilities:
Payable for Investment Securities Purchased	–	3,020,128	16,294	–
Payable for Capital Shares Redeemed	153,682	3,195,991	674,212	180,893
Income Distribution Payable	–	926	–	–
Payable Due to Investment Advisor	91,226	1,234,478	207,673	58,259
Payable Due to Administrator	12,711	245,701	28,933	13,528
Payable Due to Distributor - Investor Class Shares	4,043	48,585	16,744	413
Payable Due to Distributor - A Class Shares	N/A	757	1,943	N/A
Payable Due to Trustees	1,160	22,107	2,608	1,217
Chief Compliance Officer Fees Payable	275	5,238	618	288
Shareholder Servicing Fees Payable - A Class Shares	N/A	4,112	–	N/A
Professional Fees Payable	36,521	104,549	64,094	44,570
Transfer Agent Fees Payable	7,539	77,425	13,481	7,262
Pricing Fees Payable	282	19,577	14,929	2,685
Interfund Lending Payable	–	–	2,500,000	–
Other Accrued Expenses	5,066	114,614	9,936	5,256
Total Liabilities	312,505	8,094,188	3,551,465	314,371

Net Assets	$213,075,256	$4,156,586,387	$481,247,381	$227,114,250

NET ASSETS:
Paid-in Capital	$52,881,108	$4,564,268,369	$509,375,186	$249,036,274
Total Distributable Earnings (Accumulated Loss)	160,194,148	(407,681,982)	(28,127,805)	(21,922,024)
Net Assets	$213,075,256	$4,156,586,387	$481,247,381	$227,114,250

Institutional Class Shares:
Net Assets	$195,562,658	$3,912,122,503	$393,641,687	$225,029,323

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	13,117,496	415,827,734	43,309,672	22,990,113
Net Asset Value, Offering and Redemption Price Per Share	$14.91	$9.41	$9.09	$9.79

Investor Class Shares:
Net Assets	$17,512,598	$238,588,630	$83,894,547	$2,084,927

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	1,250,474	25,371,847	9,251,909	212,827
Net Asset Value, Offering and Redemption Price Per Share	$14.00	$9.40	$9.07	$9.80

A Class Shares:
Net Assets	N/A	$5,875,254	$3,711,147	N/A

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	N/A	625,508	409,497	N/A
Net Asset Value, Offering and Redemption Price Per Share	N/A	$9.39	$9.06	N/A
Maximum Offering Price Per Share — Class A	N/A	$9.71	$9.27	N/A
Cost of Investments	$80,526,351	$4,122,838,697	$480,619,137	$216,406,656
Cost of Repurchase Agreements	$–	$35,900,000	$–	$10,100,000

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities July 31, 2026

	Growth Equity Fund	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund
Proceeds of Foreign Currency	$–	$38,818	$–	$–

“N/A” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations For the year ended July 31, 2026

	Growth Equity Fund	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund
Investment Income:
Dividend Income	$1,083,954	$10,776,823	$304,088	$–
Interest Income	–	217,339,699	33,705,302	10,952,560
Foreign Taxes Withheld	(1,140)	–	–	–
Total Investment Income	1,082,814	228,116,522	34,009,390	10,952,560

Expenses:
Investment Advisory Fees	1,133,991	14,049,069	2,530,996	720,059
Administration Fees	159,319	2,818,191	355,462	168,625
Distribution Fees - Investor Class Shares	46,777	564,815	232,832	6,074
Distribution Fees - A Class Shares	N/A	14,766	8,854	N/A
Trustees' Fees	6,074	108,963	13,636	6,530
Chief Compliance Officer Fees	1,242	14,612	2,218	1,277
Shareholder Servicing Fees - A Class Shares	N/A	5,907	383	N/A
Transfer Agent Fees	46,601	534,561	101,765	47,592
Registration Fees	43,976	208,097	103,935	64,349
Professional Fees	39,384	166,276	70,877	47,589
Custodian Fees	7,373	84,017	13,355	8,239
Printing Fees	6,812	139,165	24,254	6,632
Pricing Fees	1,383	80,289	57,211	10,475
Insurance and Other Expenses	13,907	101,947	20,939	14,733
Total Expenses	1,506,839	18,890,675	3,536,717	1,102,174
Less: Fees Paid Indirectly	(944)	(84,066)	(18,502)	(3,904)
Net Expenses	1,505,895	18,806,609	3,518,215	1,098,270
Net Investment Income/(Loss)	(423,081)	209,309,913	30,491,175	9,854,290
Net Realized Gain/(Loss) on:
Investments	33,885,880	(71,268,196)	(6,830,943)	764,828
Foreign Currency Transactions	3	(39,593)	(338)	–
Net Realized Gain/(Loss)	33,885,883	(71,307,789)	(6,831,281)	764,828
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(18,296,815)	(24,133,030)	(7,160,443)	(2,992,497)
Foreign Currency Translation	761	41,660	–	–
Net Change in Unrealized Appreciation (Depreciation)	(18,296,054)	(24,091,370)	(7,160,443)	(2,992,497)
Net Realized and Unrealized Gain (Loss)	15,589,829	(95,399,159)	(13,991,724)	(2,227,669)
Increase in Net Assets Resulting from Operations	$15,166,748	$113,910,754	$16,499,451	$7,626,621

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Growth Equity Fund
	Year ended July 31, 2026	Year ended July 31, 2025
Operations:
Net Investment Income (Loss)	$(423,081)	$(330,213)
Net Realized Gain	33,885,883	39,926,088
Net Change in Unrealized Appreciation (Depreciation)	(18,296,054)	5,263,932
Net Increase in Net Assets Resulting from Operations	15,166,748	44,859,807

Distributions:
Institutional Class Shares	(39,830,550)	(42,781,808)
Investor Class Shares	(3,627,478)	(3,655,532)
A Class Shares	N/A	N/A

Return of Capital:
Institutional Class Shares	–	–
Investor Class Shares	–	–
A Class Shares	N/A	N/A
Total Distributions	(43,458,028)	(46,437,340)

Capital Share Transactions:
Institutional Class Shares:
Issued	22,618,677	19,490,135
Reinvestment of Dividends	29,619,010	29,891,540
Redeemed	(53,249,870)	(48,722,320)
Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(1,012,183)	659,355

Investor Class Shares:
Issued	1,076,476	3,537,982
Reinvestment of Dividends	3,554,587	3,590,736
Redeemed	(4,477,541)	(4,745,029)
Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	153,522	2,383,689

A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A
Net Increase in Net Assets from A Class Share Transactions	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(858,661)	3,043,044
Total Increase (Decrease) in Net Assets	(29,149,941)	1,465,511

Net assets:
Beginning of Year	242,225,197	240,759,686
End of Year	$213,075,256	$242,225,197

Share Transactions:
Institutional Class Shares:
Issued	1,507,555	1,209,461
Reinvestment of Dividends	2,055,448	1,962,675
Redeemed	(3,525,860)	(3,028,598)
Total Increase (Decrease) in Institutional Class Shares	37,143	143,538

Investor Class Shares:
Issued	71,868	230,078
Reinvestment of Dividends	262,138	247,126
Redeemed	(300,728)	(315,675)
Total Increase (Decrease) in Investor Class Shares	33,278	161,529

A Class Shares:
Issued	N/A	N/A
Reinvestment of Dividends	N/A	N/A
Redeemed	N/A	N/A
Total Increase in A Class Shares	N/A	N/A
Net Increase (Decrease) in Shares Outstanding	70,421	305,067

Amounts designated as “—” are $0.

“N/A” designates that the Fund does not offer this class.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Total Return Bond Fund		Credit Fund		Low Duration Bond Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
$209,309,913	$206,612,867	$30,491,175	$25,259,136	$9,854,290	$10,803,970
(71,307,789)	(15,120,777)	(6,831,281)	(13,802)	764,828	979,432
(24,091,370)	(75,291,572)	(7,160,443)	(3,181,029)	(2,992,497)	1,494,684
113,910,754	116,200,518	16,499,451	22,064,305	7,626,621	13,278,086

(215,952,595)	(184,242,985)	(26,198,126)	(20,672,976)	(9,829,676)	(11,663,341)
(12,337,672)	(11,449,279)	(5,704,839)	(5,896,949)	(93,689)	(112,209)
(316,813)	(234,043)	(220,985)	(170,446)	N/A	N/A

(929,357)	–	(48,485)	–	–	–
(56,679)	–	(10,333)	–	–	–
(1,395)	–	(457)	–	N/A	N/A
(229,594,511)	(195,926,307)	(32,183,225)	(26,740,371)	(9,923,365)	(11,775,550)

1,074,934,636	1,162,943,345	128,613,304	244,600,970	40,924,767	37,506,023
159,972,712	132,164,776	18,746,088	13,819,022	5,526,093	5,819,423
(829,837,095)	(754,712,077)	(146,315,552)	(103,590,642)	(82,290,049)	(99,358,047)
405,070,253	540,396,044	1,043,840	154,829,350	(35,839,189)	(56,032,601)

63,757,590	44,097,308	30,283,717	104,392,994	46,469	564,790
9,686,226	9,038,083	5,199,551	5,567,431	46,118	66,214
(50,491,995)	(45,673,158)	(44,500,185)	(73,788,663)	(906,223)	(470,577)
22,951,821	7,462,233	(9,016,917)	36,171,762	(813,636)	160,427

912,312	2,883,317	1,232,368	1,221,332	N/A	N/A
225,643	152,262	196,819	152,060	N/A	N/A
(727,569)	(1,205,939)	(587,105)	(1,100,311)	N/A	N/A
410,386	1,829,640	842,082	273,081	N/A	N/A
428,432,460	549,687,917	(7,130,995)	191,274,193	(36,652,825)	(55,872,174)
312,748,703	469,962,128	(22,814,769)	186,598,127	(38,949,569)	(54,369,638)

3,843,837,684	3,373,875,556	504,062,150	317,464,023	266,063,819	320,433,457
$4,156,586,387	$3,843,837,684	$481,247,381	$504,062,150	$227,114,250	$266,063,819

111,055,679	118,662,544	13,733,435	25,905,001	4,115,306	3,790,351
16,563,173	13,527,624	2,013,980	1,467,724	557,330	588,864
(85,686,423)	(77,210,848)	(15,664,020)	(11,012,528)	(8,264,185)	(10,020,847)
41,932,429	54,979,320	83,395	16,360,197	(3,591,549)	(5,641,632)

6,600,295	4,490,119	3,234,679	11,050,772	4,698	57,016
1,003,449	924,873	559,655	591,949	4,644	6,694
(5,208,244)	(4,674,838)	(4,772,249)	(7,904,382)	(90,971)	(47,581)
2,395,500	740,154	(977,915)	3,738,339	(81,629)	16,129

94,078	297,088	131,468	129,583	N/A	N/A
23,390	15,626	21,233	16,171	N/A	N/A
(75,125)	(123,128)	(63,333)	(116,140)	N/A	N/A
42,343	189,586	89,368	29,614	N/A	N/A
44,370,272	55,909,060	(805,152)	20,128,150	(3,673,178)	(5,625,503)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Year
For the Years Ended July 31,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains	Return of Capital		Total Dividends & Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Growth Equity Fund
Institutional Class Shares
2026	$17.01	$(0.03)	$1.14	$1.11	$–	$(3.21)	$–		$(3.21)	$14.91	7.15%	195,563	0.64%	0.64%	(0.17)%	20%
2025	17.25	(0.02)	3.22	3.20	–	(3.44)	–		(3.44)	17.01	20.89	222,504	0.66	0.66	(0.12)	16
2024	15.75	(0.01)	3.87	3.86	(0.01)	(2.35)	–		(2.36)	17.25	27.87	223,213	0.67	0.67	(0.03)	17
2023	15.29	0.03	1.87	1.90	–	(1.44)	–		(1.44)	15.75	15.34	260,597	0.63	0.63	0.21	12
2022	20.28	(0.02)	(2.56)	(2.58)	–	(2.41)	–		(2.41)	15.29	(14.97)	287,799	0.63	0.63	(0.11)	7
Investor Class Shares
2026	$16.20	$(0.06)	$1.07	$1.01	$–	$(3.21)	$–		$(3.21)	$14.00	6.85%	17,512	0.89%	0.89%	(0.42)%	20%
2025	16.62	(0.06)	3.08	3.02	–	(3.44)	–		(3.44)	16.20	20.56	19,721	0.91	0.91	(0.37)	16
2024	15.28	(0.04)	3.73	3.69	–	(2.35)	–		(2.35)	16.62	27.55	17,547	0.91	0.91	(0.27)	17
2023	14.91	(0.01)	1.82	1.81	–	(1.44)	–		(1.44)	15.28	15.11	54,604	0.88	0.88	(0.05)	12
2022	19.89	(0.06)	(2.51)	(2.57)	–	(2.41)	–		(2.41)	14.91	(15.24)	50,405	0.88	0.88	(0.36)	7
Total Return Bond Fund
Institutional Class Shares
2026	$9.67	$0.51	$(0.22)	$0.29	$(0.55)	$–	$–	^^	$(0.55)	$9.41	3.04%	3,912,122	0.45%	0.46%	5.23%	40%
2025	9.88	0.55	(0.24)	0.31	(0.52)	–	–		(0.52)	9.67	3.24	3,616,084	0.46	0.46	5.67	66
2024	9.36	0.52	0.51	1.03	(0.51)	–	–		(0.51)	9.88	11.34	3,150,416	0.46	0.46	5.44	48
2023	9.70	0.53	(0.34)	0.19	(0.53)	–	–		(0.53)	9.36	2.05	2,474,473	0.46	0.47	5.60	64
2022	10.40	0.35	(0.69)	(0.34)	(0.36)	–	–		(0.36)	9.70	(3.30)	2,437,441	0.47	0.47	3.46	73
Investor Class Shares
2026	$9.67	$0.48	$(0.22)	$0.26	$(0.53)	$–	$–	^^	$(0.53)	$9.40	2.67%	238,589	0.70%	0.71%	4.98%	40%
2025	9.87	0.53	(0.23)	0.30	(0.50)	–	–		(0.50)	9.67	3.09	222,122	0.71	0.71	5.41	66
2024	9.36	0.49	0.50	0.99	(0.48)	–	–		(0.48)	9.87	10.94	219,576	0.71	0.71	5.21	48
2023	9.70	0.50	(0.34)	0.16	(0.50)	–	–		(0.50)	9.36	1.79	262,100	0.71	0.72	5.34	64
2022	10.40	0.32	(0.68)	(0.36)	(0.34)	–	–		(0.34)	9.70	(3.55)	302,887	0.72	0.72	3.20	73
A Class Shares
2026	$9.66	$0.47	$(0.22)	$0.25	$(0.52)	$–	$–	^^	$(0.52)	$9.39	2.57%	5,875	0.80%	0.81%	4.87%	40%
2025	9.87	0.52	(0.24)	0.28	(0.49)	–	–		(0.49)	9.66	2.90	5,632	0.81	0.81	5.34	66
2024	9.35	0.49	0.50	0.99	(0.47)	–	–		(0.47)	9.87	10.96	3,883	0.81	0.81	5.12	48
2023	9.69	0.49	(0.34)	0.15	(0.49)	–	–		(0.49)	9.35	1.69	6,075	0.81	0.82	5.23	64
2022	10.40	0.32	(0.69)	(0.37)	(0.34)	–	–		(0.34)	9.69	(3.63)	10,078	0.79	0.79	3.19	73

†

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

^^	Amount is less than $0.005 per share.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss)	Total from Operations	Dividends from Net Investment Income	Distribution from Realized Gains		Return of Capital		Total Dividends & Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Credit Fund
Institutional Class Shares
2026	$9.38	$0.57	$(0.26)	$0.31	$(0.60)	$–		$–	^^	$(0.60)	$9.09	3.34%	393,642	0.65%	0.65%	6.07%	33%
2025	9.44	0.55	(0.04)	0.51	(0.57)	–		–		(0.57)	9.38	5.60	405,347	0.66	0.66	5.88	24
2024	9.03	0.57	0.42	0.99	(0.58)	–	^^	–	^^	(0.58)	9.44	11.30	253,573	0.70	0.70	6.18	26
2023	9.11	0.53	(0.07)	0.46	(0.54)	–		–		(0.54)	9.03	5.31	128,833	0.73	0.73	5.90	16
2022	10.12	0.42	(1.02)	(0.60)	(0.41)	–	^^	–		(0.41)	9.11	(6.05)	143,810	0.71	0.71	4.36	29
Investor Class Shares
2026	$9.36	$0.54	$(0.25)	$0.29	$(0.58)	$–		$–	^^	$(0.58)	$9.07	3.08%	83,895	0.90%	0.90%	5.82%	33%
2025	9.42	0.53	(0.04)	0.49	(0.55)	–		–		(0.55)	9.36	5.35	95,721	0.91	0.91	5.64	24
2024	9.01	0.55	0.41	0.96	(0.55)	–	^^	–	^^	(0.55)	9.42	11.05	61,156	0.95	0.95	5.93	26
2023	9.10	0.51	(0.08)	0.43	(0.52)	–		–		(0.52)	9.01	4.94	31,396	0.98	0.98	5.72	16
2022	10.10	0.40	(1.01)	(0.61)	(0.39)	–	^^	–		(0.39)	9.10	(6.19)	18,380	0.96	0.96	4.18	29
A Class Shares
2026	$9.35	$0.54	$(0.25)	$0.29	$(0.58)	$–		$–	^^	$(0.58)	$9.06	3.08%	3,710	0.91%	0.91%	5.84%	33%
2025	9.41	0.53	(0.04)	0.49	(0.55)	–		–		(0.55)	9.35	5.35	2,994	0.91	0.91	5.63	24
2024	9.01	0.55	0.40	0.95	(0.55)	–	^^	–	^^	(0.55)	9.41	10.94	2,735	0.95	0.95	5.94	26
2023	9.09	0.51	(0.07)	0.44	(0.52)	–		–		(0.52)	9.01	5.06	1,025	0.98	0.98	5.66	16
2022	10.10	0.40	(1.02)	(0.62)	(0.39)	–	^^	–		(0.39)	9.09	(6.30)	1,090	0.96	0.96	4.12	29
Low Duration Bond Fund
Institutional Class Shares
2026	$9.90	$0.41	$(0.11)	$0.30	$(0.41)	$–		$–		$(0.41)	$9.79	3.11%	225,029	0.46%	0.46%	4.11%	44%
2025	9.86	0.39	0.08	0.47	(0.43)	–		–		(0.43)	9.90	4.90	263,147	0.44	0.44	3.98	46
2024	9.62	0.41	0.24	0.65	(0.41)	–		–		(0.41)	9.86	6.94	317,687	0.45	0.45	4.20	72
2023	9.81	0.29	(0.19)	0.10	(0.29)	–		–		(0.29)	9.62	1.05	317,976	0.43	0.44	2.97	81
2022	10.47	0.13	(0.60)	(0.47)	(0.13)	(0.06)		–		(0.19)	9.81	(4.49)	375,615	0.43	0.43	1.32	36
Investor Class Shares
2026	$9.91	$0.38	$(0.10)	$0.28	$(0.39)	$–		$–		$(0.39)	$9.80	2.84%	2,085	0.70%	0.70%	3.86%	44%
2025	9.87	0.37	0.08	0.45	(0.41)	–		–		(0.41)	9.91	4.64	2,917	0.69	0.69	3.73	46
2024	9.63	0.37	0.26	0.63	(0.39)	–		–		(0.39)	9.87	6.64	2,746	0.69	0.69	3.78	72
2023	9.81	0.26	(0.18)	0.08	(0.26)	–		–		(0.26)	9.63	0.90	17,535	0.68	0.69	2.72	81
2022	10.48	0.11	(0.61)	(0.50)	(0.11)	(0.06)		–		(0.17)	9.81	(4.83)	22,178	0.68	0.68	1.07	36

†

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge, if applicable.

^^	Amount is less than $0.005 per share.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements July 31, 2026

1.	Organization:

The Frost Family of Funds (the “Trust”) is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 11, 2018. The Frost Family of Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”) and Frost Low Duration Bond Fund (the “Low Duration Bond Fund”) (each a “Fund” and, collectively, the “Funds”). With the exception of the Growth Equity Fund, each Fund is classified as a “diversified” investment company under the 1940 Act. Effective May 17, 2021, the Growth Equity Fund was reclassified from a “diversified” to a “non-diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long- term capital appreciation. The Total Return Bond Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Credit Fund seeks to maximize total return, consisting of income and capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares, Investor Class Shares and A Class Shares.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Notes to Financial Statements July 31, 2026

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Advisor and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Advisor as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Advisor.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Advisor if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Advisor makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Notes to Financial Statements July 31, 2026

• Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Sub- chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2026, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended July 31, 2026, the Funds did not incur any interest or penalties.

The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds’ books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund’s receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The Professional Fees related to pursuing these tax reclaims are not subject to the Advisor’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset- backed securities are recorded as an adjustment to interest income. Litigation income received during the year is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund and are not expected to reoccur on a consistent basis.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Advisor. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Notes to Financial Statements July 31, 2026

Segment Reporting — An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds' long-term strategic asset allocation is predetermined in accordance with the Funds' single investment objective which is executed by the Funds' portfolio manager. The financial information in the form of the Funds' schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within the Funds' financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

There were no futures held by the Funds during the year ended and no futures held as of July 31, 2026.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. The Total Return Bond Fund, Credit Fund, and Low Duration Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Notes to Financial Statements July 31, 2026

Investments in REITs — Dividend income from Real Estate Investment Trusts ("REIT") is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Interfund Lending — The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the “Interfund Lending Program”) whereby the Funds may lend money to, and borrow money from, each other for temporary or emergency purposes, subject to certain terms and conditions. Participation in the Interfund Lending Program is voluntary for both borrowing and lending Funds. For the year ended July 31, 2026, the Funds did participate in the Interfund Lending Program.

3.	Transactions with Affiliates:

Certain officers and two trustees of the Trust are also employees of the Advisor, the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended July 31, 2026, the Funds were charged as follows for these services: $159,319 in the Growth Equity Fund, $2,818,191 in the Total Return Bond Fund, $355,462 in the Credit Fund and $168,625 in the Low Duration Bond Fund.

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares and A Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares and A Class Shares as compensation for distribution services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. For the year ended July 31, 2026, Total Return Bond Fund paid $5,907 and Credit Fund paid $383 for shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreement:

The Advisor serves as the investment advisor to the Funds. The Advisor is a wholly owned non-banking subsidiary of Cullen/ Frost Bankers, Inc. (“Frost Bank”). For its services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Advisor has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until June 24, 2027 (the “Contractual Expense Limitation”) for the Growth Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund. The Advisor is entitled to the same fee for its services to each Fund. In addition, the Advisor agreed to the same Contractual Expense Limitation and Voluntary Expense Limitation, as applicable, for each Fund.

Notes to Financial Statements July 31, 2026

The table below shows the rate of each Fund’s investment advisory fee and the Advisor’s Contractual Expense Limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation*	A Class Shares Contractual Expense Limitation**
Growth Equity Fund	0.50%	1.25%	1.50%	N/A
Total Return Bond Fund	0.35%	0.95%	1.20%	1.35%
Credit Fund	0.50%	1.00%	1.25%	1.40%
Low Duration Bond Fund	0.30%	0.95%	1.20%	N/A

*	The Rate includes the distribution amount of 0.25%.

**	The Rate includes the distribution amount of 0.25% and the servicing amount of 0.15%.

If at any point it becomes unnecessary for the Advisor to make Expense Limitation reimbursements, the Advisor may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Advisor, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the year ended July 31, 2026, the Advisor did not recapture previously waived/reimbursed fees for the Funds.

6.	Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments and in-kind transactions, for the year ended July 31, 2026, were as follows:

	U.S. Government	Other	Total
Growth Equity Fund
Purchases	$–	$45,343,808	$45,343,808
Sales	–	88,577,232	88,577,232
Total Return Bond Fund
Purchases	1,040,919,049	617,019,490	1,657,938,539
Sales	786,991,459	728,313,502	1,515,304,961
Credit Fund
Purchases	–	154,054,100	154,054,100
Sales	–	155,098,550	155,098,550
Low Duration Bond Fund
Purchases	37,310,430	50,290,971	87,601,401
Sales	69,675,503	89,395,673	159,071,176

7.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in-capital as appropriate, in the period that the difference arises. The permanent differences primarily consist of reclassification of long-term capital gain distribution on REITs (Real Estate Investment Trust), amortization adjustment on premium bond sold, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond adjustment, foreign currency gain/(loss), net operating loss and perpetual bond adjustment.

Notes to Financial Statements July 31, 2026

The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of July 31, 2026 is primarily related to net operating loss:

	Paid-in Capital	Distributable Earnings (Loss)
Growth Equity Fund	$(385,366)	$385,366

The tax character of dividends and distributions declared during the years ended July 31, 2026 and July 31, 2025, were as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2026	$–	$–	$43,458,028	$–	$43,458,028
2025	–	667,031	45,770,309	–	46,437,340
Total Return Bond Fund
2026	–	228,607,080	–	987,431	229,594,511
2025	–	195,926,307	–	–	195,926,307
Credit Fund
2026	–	32,123,950	–	59,275	32,183,225
2025	–	26,740,371	–	–	26,740,371
Low Duration Bond Fund
2026	–	9,923,365	–	–	9,923,365
2025	–	11,775,550	–	–	11,775,550

As of July 31, 2026, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Post October Losses	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	Late Year Loss Deferral	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$–	$–	$27,936,940	$–	$–	$132,530,000	$(272,793)	$1	$160,194,148
Total Return Bond Fund	–	–	–	–	(330,348,856)	(77,216,464)	(116,715)	53	(407,681,982)
Credit Fund	–	–	–	–	(15,546,059)	(12,581,745)	–	(1)	(28,127,805)
Low Duration Bond Fund	27,924	–	–	–	(19,929,935)	(2,020,019)	–	6	(21,922,024)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2025, through July 31, 2026, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For the year ended July 31, 2026, there were no deferred Post-October capital losses.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2026, through July 31, 2026, and specified losses realized on investment transactions from November 1, 2025, through July 31, 2026, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. Growth Equity Fund deferred late year losses of $272,793 and Total Return Bond Fund deferred late year losses of $116,715.

Notes to Financial Statements July 31, 2026

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Total Return Bond Fund	$105,067,647	$225,281,209	$330,348,856
Credit Fund	8,996,865	6,549,194	15,546,059
Low Duration Bond Fund	4,827,112	15,102,823	19,929,935

During the year ended July 31, 2026, Low Duration Bond Fund utilized $54,190 in capital loss carryforwards to offset capital gains.

The aggregate cost of investments for federal income tax purposes at July 31, 2026, is different from book purposes primarily due to wash sales loss deferrals, market discount adjustment, perpetual bond adjustment and the difference due premium amortization on callable securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2026, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$80,565,565	$135,213,345	$(2,683,345)	$132,530,000
Total Return Bond Fund	4,179,871,521	105,606,930	(182,823,394)	(77,216,464)
Credit Fund	483,844,231	2,405,484	(14,987,229)	(12,581,745)
Low Duration Bond Fund	226,813,600	226,490	(2,246,509)	(2,020,019)

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended July 31, 2026. Cash paid for income taxes, net of refunds received, were as follows:

	Growth Equity Fund	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund
Income Taxes by Foreign Jurisdiction:
Netherlands	$1,140	$–	$–	$–
Other*	–	–	–	–
Total Income Taxes Paid, Net of Refunds	$1,140	$–	$–	$–

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Funds.

8.	Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve its investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any government agency. The principal risks affecting shareholders’ investments in the Funds are set forth below.

Asset-Backed and Mortgage-Backed Securities Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset- backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset- backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Notes to Financial Statements July 31, 2026

In addition, certain asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Collateralized Loan Obligations Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Credit Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Notes to Financial Statements July 31, 2026

Distressed Securities Risk (Total Return Bond Fund, Credit Fund): Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Equity Risk (Growth Equity Fund): Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of each Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund.

Foreign Company Risk (Growth Equity Fund, Credit Fund): Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Growth Style Risk (Growth Equity Fund): The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Advisor believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

High Yield Bond Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Notes to Financial Statements July 31, 2026

Interest Rate Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Issuer Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Large Shareholder Risk (Growth Equity Fund): Institutional Investor(s) of the Fund may hold a proportion of a Fund’s shares, alone or in the aggregate, greater than the average retail investor(s). Transactions (i.e., large purchase or large redemption) of an institutional investor could impact a retail investor in the process of actively managing the Fund. While it is impossible to predict the long-term impact of these transactions; such events could have an adverse effect on the Fund's performance, expenses, and taxes. Large purchases by an institutional investor may have an adverse effect on the Fund's performance, as it may take time to invest the cash and may require the Fund’s portfolio managers to maintain a larger cash position than they would under normal market conditions. Large redemptions by an institutional investor may increase the Fund’s transactional costs, expense ratio and may have an adverse tax effect for the remaining shareholders of the Fund by requiring a sale of portfolio securities that may have not been sold under normal market conditions.

Liquidity Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Each Fund): The risk that the investment techniques and risk analyses applied by the Advisor will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor and the individual portfolio manager in connection with managing each Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk (Each Fund): The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Municipal Issuers Risk (Low Duration Bond Fund, Total Return Bond Fund): There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of each Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Notes to Financial Statements July 31, 2026

Non-Diversified Risk (Growth Equity Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Prepayment and Extension Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Repurchase Agreement Risk (Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Sector Focus Risk (Growth Equity Fund, Credit Fund, Low Duration Bond Fund, Total Return Bond Fund): Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small- and Mid-Capitalization Company Risk (Growth Equity Fund): The small- and mid-capitalization companies in which these Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Structured Note Risk (Credit Fund): The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk (Credit Fund): These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest- bearing securities having similar maturities and credit quality.

Notes to Financial Statements July 31, 2026

9.	Other:

On July 31, 2026, the number of shareholders below held the following percentage of the outstanding shares of the Funds:

	# of Shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	4	88
Investor Class Shares	2	64
Total Return Bond Fund
Institutional Class Shares	3	53
Investor Class Shares	–	–
A Class Shares	1	18
Credit Fund
Institutional Class Shares	4	68
Investor Class Shares	1	41
A Class Shares	–	–
Low Duration Bond Fund
Institutional Class Shares	2	30
Investor Class Shares	2	50

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.	Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax, information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

12.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Frost Family of Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Frost Family of Funds (the “Trust”) (comprising the Frost Credit Fund, Frost Growth Equity Fund, Frost Low Duration Bond Fund, and Frost Total Return Bond Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of July 31, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Frost Family of Funds at July 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Frost investment companies since 2008.

San Antonio, Texas

September 25, 2026

Notice to Shareholders July 31, 2026 (Unaudited)

For shareholders who do not have a July 31, 2026 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2026 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2026, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Income Distribution (Tax Basis)	Total Distributions (Tax Basis)
Growth Equity Fund	0.00%	100.00%	0.00%	0.00%	100.00%
Total Return Bond Fund	0.43%	0.00%	99.57%	0.00%	100.00%
Credit Fund	0.18%	0.00%	99.82%	0.00%	100.00%
Low Duration Bond Fund	0.00%	0.00%	100.00%	0.00%	100.00%

	Dividends Qualifying for Corporate Dividends Rec. Deduction(1)	Qualifying Dividend Income (15% Tax Rate for QDI)(2)	U.S. Government Interest(3)	Qualifying Interest Income(4)	Qualified Short-Term Capital Gain(5)
Growth Equity Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Total Return Bond Fund	0.00%	0.00%	16.88%	94.41%	0.00%
Credit Fund	0.00%	0.00%	0.00%	98.34%	0.00%
Low Duration Bond Fund	0.00%	0.00%	65.43%	100.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

Please consult your tax advisor for proper treatment of this information. This notification should be kept with you permanent tax papers.

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Frost Family of Funds

Investment Advisor
Frost Investment Advisors, LLC

111 West Houston Street
P.O. Box 2509
San Antonio, Texas 78299-2509

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Administrator
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Independent Registered Public Accounting Firm
Ernst & Young LLP
111 West Houston St., Suite 1901
San Antonio, Texas 78205

Legal Counsel
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

FIA-AR-001-1900

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)        There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)        Not applicable.

(b)        Not applicable.

Item 19. Exhibits.

(a)(1)    Code of Ethics attached hereto.

(a)(2)    Not applicable.

(a)(3)    A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)    Not applicable.

(a)(5)    Not applicable.

(b)        Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Frost Family of Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: October 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: October 5, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: October 5, 2026